UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Dory Black

c/o Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, GA 30305

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

(404)-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: February 1, 2016 through April 30, 2016

Item 1. Schedule of Investments.

Angel Oak Flexible Income Fund

Schedule of Investments

April 30, 2016 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 0.01%
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	$24,694	$18,038

TOTAL ASSET-BACKED SECURITIES - (Cost $19,286)		18,038

Collateralized Debt Obligations — 4.80%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)	3,725,000	3,687,750
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $6,666,000) (a)(b)(c)	6,666,000	6,599,340

TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost $10,391,000)		10,287,090

Collateralized Loan Obligations — 46.08%
AIMCO CLO Ltd., Series 2015-AA, Class E, 8.149%, 1/15/2028 (a)(b)	3,000,000	3,014,196
ALM V Ltd., Series 2012-5A, Class CR, 4.533%, 10/18/2027 (a)(b)	2,000,000	1,867,484
Anchorage Capital CLO VII Ltd., Series 2015-7A, Class D, 4.278%, 10/15/2027 (a)(b)	2,000,000	1,828,096
Apidos CLO XIV, Series 2013-14A, Class E, 5.028%, 4/15/2025 (a)(b)	3,000,000	2,561,919
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class D, 1.983%, 4/16/2021 (a)(b)	2,000,000	1,843,894
Ares XXXII CLO Ltd., Series 2014-32A, Class C, 4.818%, 11/15/2025 (a)(b)	2,500,000	2,403,495
Ares XXXIII CLO Ltd., Series 2015-1X, Class C, 4.752%, 12/5/2025 (a)(d)	3,000,000	2,921,991
Ares XXXIV CLO Ltd., Series 2015-2A, Class E2, 5.838%, 7/29/2026 (a)(b)	1,500,000	1,264,776
Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 7.648%, 10/15/2026 (a)(b)	3,000,000	2,831,733
Canyon Capital CLO Ltd., Series 2016-1A, Class D1, 6.075%, 4/15/2028 (a)(b)	2,000,000	2,044,742
Cathedral Lake CLO Ltd., Series 2015-3A, Class D, 6.128%, 1/15/2026 (a)(b)	2,000,000	2,009,040
CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.386%, 12/5/2024 (a)(b)	2,500,000	2,279,167
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.638%, 1/29/2025 (a)(b)	250,000	244,892
Doral CLO II Ltd., Series 2012-2A, Class C, 4.902%, 5/26/2023 (a)(b)	4,000,000	4,025,276
Galaxy XI CLO Ltd., Series 2011-11A, Class F, 7.368%, 8/20/2022 (a)(b)	1,750,000	1,697,705
Gale Force IV CLO Ltd., Series 2007-4A, Class E, 7.018%, 8/20/2021 (a)(b)	3,950,000	3,941,780
Gallatin CLO IV Ltd., Series 2012-1A, Class D, 5.128%, 10/15/2023 (a)(b)	3,000,000	2,958,906
Great Lakes CLO Ltd., Series 2015-1A, Class D, 5.378%, 7/15/2026 (a)(b)	3,500,000	2,990,386
JFIN CLO Ltd., Series 2015-2A, Class D, 5.033%, 10/19/2026 (a)(b)	5,000,000	4,693,520
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 7.983%, 10/17/2025 (a)(b)	3,000,000	2,734,182
KVK CLO Ltd., Series 2012-1A, Class D, 5.728%, 7/15/2023 (a)(b)	3,000,000	2,994,906
KVK CLO Ltd., Series 2015-1A, Class D, 4.618%, 5/20/2027 (a)(b)	3,000,000	2,632,314
LCM XVIII LP, Series 18A, Class E, 5.984%, 4/20/2027 (a)(b)	2,000,000	1,710,476
LCM XXI LP, Series 21A, Class D, 5.684%, 4/20/2028 (a)(b)	2,400,000	2,453,690
MidOcean Credit CLO IV, Series 2015-4A, Class D, 4.528%, 4/15/2027 (a)(b)	1,500,000	1,389,605
Muir Woods CLO Ltd., Series 2012-1A, Class D, 5.632%, 9/14/2023 (a)(b)	3,500,000	3,529,659
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.983%, 7/17/2025 (a)(b)	4,500,000	4,122,743
One Wall Street CLO II Ltd., Series 2007-2A, Class B, 1.135%, 4/22/2019 (a)(b)(e)	281,009	278,649
One Wall Street CLO II Ltd., Series 2007-2A, Class C, 1.385%, 4/22/2019 (a)(b)(e)	1,000,000	983,791
One Wall Street CLO II Ltd., Series 2007-2A, Class D, 2.085%, 4/22/2019 (a)(b)(e)	1,450,000	1,414,353
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.821%, 7/22/2025 (a)(b)	3,800,000	3,464,251
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.483%, 10/17/2022 (a)(b)	2,500,000	2,408,360
Regatta Funding Ltd., Series 2007-1X, Class A3L, 1.182%, 6/15/2020 (a)	2,500,000	2,463,775
Regatta Funding Ltd., Series 2007-1X, Class B1L, 1.812%, 6/15/2020 (a)	1,500,000	1,451,913
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 7.616%, 10/30/2026 (a)	2,000,000	1,884,706
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.078%, 7/15/2028 (a)(b)	2,000,000	1,691,014
Venture VII CLO Ltd., Series 2006-7A, Class C, 1.334%, 1/20/2022 (a)(b)	2,500,000	2,259,675
Venture XXII CLO Ltd., Series 2015-22A, Class D2, 5.971%, 1/15/2028 (a)(b)	3,000,000	3,011,703
Voya CLO Ltd., Series 2013-1A, Class C, 4.128%, 4/15/2024 (a)(b)	2,500,000	2,375,730
Voya CLO Ltd., Series 2015-1A, Class D, 6.233%, 4/18/2027 (a)(b)	2,000,000	1,740,288
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class D, 4.633%, 7/16/2027 (a)(b)	4,750,000	4,327,212

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost $100,792,039)		98,745,993

Collateralized Mortgage Obligations — 11.50%
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.739%, 9/25/2045 (a)	11,186	9,011
CHL Mortgage Pass-Through Trust, Series 2006-13, Class 1A14, 6.250%, 9/25/2036	59,094	53,384
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.807%, 5/25/2035 (a)	4,071	3,733
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	9,252	7,944
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.298%, 12/10/2049 (a)	13,924	9,112
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 2.304%, 8/25/2046 (a)(f)	4,853,327	487,551
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 0.639%, 11/25/2035 (a)	20,182	11,181
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A2, 0.629%, 10/25/2036 (a)	32,594	17,120
IMPAC Secured Assets Trust, Series 2006-4, Class A2B, 0.609%, 1/25/2037 (a)	22,826	19,089
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A1, 0.569%, 10/25/2036 (a)	30,174	24,536
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.207%, 2/15/2051 (a)	7,000,000	6,893,495
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.350%, 7/15/2040 (a)	5,241,000	5,177,484
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 2.964%, 12/25/2035 (a)	15,286	12,190
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	2,000,000	1,873,784
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-WF1, Class A6, 5.840%, 6/25/2036 (a)	16,463	9,174
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A1A, 0.609%, 12/25/2036 (a)	5,571	4,159
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	6,308	4,703
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	28,598	22,762
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	6,631	5,311
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B, 5.889%, 6/15/2049 (a)	5,000,000	4,876,245
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 6.147%, 2/15/2051 (a)	5,000,000	4,731,295
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.191%, 11/25/2036 (a)	3,895	3,360
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-AR1, Class A1A, 0.699%, 12/25/2035 (a)	32,940	26,467
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR9, Class CX2P, 1.117%, 11/25/2046 (a)(f)	7,770,870	329,003
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 2.769%, 12/28/2037 (a)	29,590	25,459

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - (Cost $24,555,702)		24,637,552

Corporate Obligations — 29.59%
Banks — 29.59%
Atlantic Capital Bancshares, Inc., 6.250%, 9/30/2025 (b)	10,500,000	10,421,250
Bank of America Corp., 6.250%, 9/29/2049 (a)	6,000	6,030
Bank of New York Mellon Corp., 2.500%, 4/15/2021	3,000,000	3,076,431
Cadence Financial Corp., 6.500%, 3/11/2025 (a)(b)	15,000,000	13,378,125
Citigroup, Inc., 5.900%, 12/29/2049 (a)	5,000	5,000
ConnectOne Bancorp., Inc., 5.750%, 7/1/2025 (a)	3,000,000	3,015,000
EverBank Financial Corp., 5.750%, 7/2/2025	3,000,000	3,032,481
First Niagara Financial Group, Inc., 7.250%, 12/15/2021	2,000,000	2,319,060
Franklin Financial Network, Inc., 6.875%, 3/30/2026 (a)	4,000,000	4,050,000
Goldman Sachs Capital II, 4.000%, 6/1/2043 (a)	4,500	3,254
Huntington Bancshares, Inc., 3.150%, 3/14/2021	3,000,000	3,077,532
JPMorgan Chase & Co., 2.135%, 6/11/2020 (a)	1,000,000	999,900
KeyBank National Association, 1.700%, 6/1/2018	4,095,000	4,099,001
PNC Bank N.A., 2.400%, 10/18/2019	2,250,000	2,302,744
RBB Bancorp., 6.500%, 3/31/2026	4,000,000	4,000,000
SunTrust Banks, Inc., 2.900%, 3/3/2021	2,000,000	2,036,870
Synovus Financial Corp., 5.750%, 12/15/2025 (a)	556,000	567,120
USAmeriBancorp., Inc., 6.250%, 4/1/2026 (b)	4,000,000	4,020,000
Your Community Bank, 6.250%, 12/15/2025 (a)	3,000,000	3,015,000

TOTAL CORPORATE OBLIGATIONS - (Cost $64,880,489)		63,424,798

Mortgage Backed Securities - U.S. Government Agency Issues — 0.26%
Federal Home Loan Mortgage Corp., Series 4361, Class AI, 3.500%, 9/15/2041 (f)	823,355	113,753
Federal National Mortgage Association, Series 2014-C02, Class 2M2, 3.039%, 5/25/2024 (a)	50,000	46,564
Government National Mortgage Association, Series 2012-50, Class IO, 4.000%, 4/20/2042 (f)	2,406,231	399,240

TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY ISSUES - (Cost $591,767)		559,557

	Contracts
Purchased Options — 0.26%
E-mini S&P 500 Option, Expiration: December 2016, Exercise Price: $1,850	40	109,500
E-mini S&P 500 Option, Expiration: December 2016, Exercise Price: $2,000	40	186,000
E-mini S&P 500 Option, Expiration: December 2016, Exercise Price: $2,050	46	255,300

TOTAL PURCHASED OPTIONS - (Cost $674,416)		550,800

	Shares
Short Term Investments — 9.03%
Money Market Funds — 9.03%
Deutsche Daily Assets Fund, Capital Shares, 0.49% (g)	19,353,165	19,353,165

TOTAL SHORT TERM INVESTMENTS - (Cost — $19,353,165)		19,353,165

TOTAL INVESTMENTS — 101.53% (Cost $221,257,864)		217,576,993
Liabilities in Excess of Other Assets — (1.53%)		(3,278,492)

NET ASSETS — 100.00%		$214,298,501

(a)	Variable or Floating Rate Security. Rate disclosed as of April 30, 2016.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $121,530,733 or 56.71% of net assets.
(c)	Illiquid security. At April 30, 2016, the value of these securities amounted to $6,599,340 or 3.08% of net assets.
(d)	Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At April 30, 2016, the value of these securities amounted to $2,921,991 or 1.36% of net assets.
(e)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. On April 30, 2016, securities valued at $2,676,793 were pledged as collateral for reverse repurchase agreements.
(f)	Interest Only Security.
(g)	Rate disclosed is the seven day yield as of April 30, 2016.

The cost basis of investments for federal income tax purposes at April 30, 2016 was as follows*:

Cost of investments	$221,257,864

Gross unrealized appreciation	1,563,948
Gross unrealized depreciation	(5,244,819)

Net unrealized depreciation	$(3,680,871)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Angel Oak Flexible Income Fund

Schedule of Open Futures Contracts

April 30, 2016 (Unaudited)

Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Depreciation
U.S. 5 Year Note Future	June 2016	(110)	$(13,300,547)	$(1,699)
5 Year ERIS Aged Standard Swap Future	June 2020	90	8,462,403	(17,604)
5 Year ERIS Aged Standard Swap Future	September 2020	12	1,132,511	(40,121)
10 Year ERIS Aged Standard Swap Future	June 2024	26	2,121,246	(30,843)

				$(90,267)

Angel Oak Flexible Income Fund

Schedule of Open Reverse Repurchase Agreements

April 30, 2016 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
RBC Capital Markets	1.516%	02/03/2016	05/06/2016	$427,668	$426,000
RBC Capital Markets	1.719%	02/03/2016	05/06/2016	828,663	825,000
RBC Capital Markets	1.919%	02/03/2016	05/06/2016	1,131,581	1,126,000

					$2,377,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

April 30, 2016 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 9.80%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE2, Class A2C, 0.599%, 5/25/2036 (a)	$3,459,598	$3,279,041
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2A, 1.420%, 10/8/2019	10,000,000	10,010,840
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.920%, 9/20/2019 (b)	10,260,000	10,249,330
Business Loan Express Business Loan Trust, Series 2007-AA, Class A, 0.839%, 10/20/2040 (a)(b)	9,000,993	7,006,868
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041 (b)	6,502,841	6,634,003
CarMax Auto Owner Trust, Series 2016-1, Class A2A, 1.300%, 4/15/2019	9,000,000	9,011,727
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A5, 0.499%, 1/25/2037 (a)	5,648,086	4,435,916
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A2, 0.549%, 1/25/2037 (a)	3,929,293	3,122,810
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV3, 0.589%, 5/25/2036 (a)	17,973,827	13,898,675
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2, 5.721%, 1/25/2037 (a)	15,341,119	8,413,054
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF3, 5.737%, 1/25/2037 (a)	10,419,125	5,621,243
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF6, 5.835%, 1/25/2037 (a)	12,508,018	7,022,452
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4, 5.910%, 1/25/2037 (a)	2,083,825	1,163,920
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1B, 6.004%, 1/25/2037 (a)	7,898,194	4,199,312
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II, 4.474%, 10/25/2045 (b)	4,975,000	4,925,096
Drive Auto Receivables Trust, Series 2015-BA, Class A2A, 0.930%, 12/15/2017 (b)	68,244	68,398
Fieldstone Mortgage Investment Corp., Series 2006-1, Class A2, 0.629%, 5/25/2036 (a)	11,005,906	7,493,239
Fieldstone Mortgage Investment Corp., Series 2007-1, Class 2A3, 0.779%, 4/25/2037 (a)	14,699,478	9,906,067
Ford Credit Auto Owner Trust, Series 2016-B, Class A3, 1.330%, 10/15/2020	3,000,000	3,006,435
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 0.689%, 12/25/2035 (a)	973,367	730,886
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 0.789%, 12/25/2035 (a)	639,216	532,904
GSAA Home Equity Trust, Series 2006-1, Class A1, 0.529%, 1/25/2036 (a)	1,835,276	994,145
GSAA Home Equity Trust, Series 2006-1, Class A2, 0.659%, 1/25/2036 (a)	25,338,639	14,657,617
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 0.689%, 1/25/2036 (a)	4,706,414	3,090,565
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (a)	3,803,566	2,134,634
GSAA Home Equity Trust, Series 2006-11, Class 2A2, 0.599%, 7/25/2036 (a)	31,381,603	16,598,923
GSAA Home Equity Trust, Series 2006-14, Class A2, 0.609%, 9/25/2036 (a)	8,397,022	4,314,600
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 0.609%, 2/25/2037 (a)	3,299,626	1,761,918
GSAA Home Equity Trust, Series 2007-4, Class A3A, 0.739%, 3/25/2037 (a)(c)	65,270,225	38,342,276
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (a)	3,115,278	1,622,216
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 0.619%, 12/25/2046 (a)	18,979,383	10,563,621
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 3/25/2047 (a)	8,069,715	5,363,052
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 0.559%, 4/25/2047 (a)	8,023,694	6,457,252
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (b)	9,700,000	8,504,310
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (b)	1,000,000	912,206
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A2, 0.559%, 4/25/2037 (a)	4,366,834	2,789,080
Hyundai Auto Receivables Trust, Series 2016-A, Class A3, 1.560%, 9/15/2020	5,000,000	5,029,490
JGWPT XXVII LLC, Series 2012-3A, Class B, 6.170%, 9/15/2067 (b)	1,000,000	1,153,541
JGWPT XXXI LLC, Series 2014-1A, Class B, 4.940%, 3/16/2065 (b)	1,500,000	1,586,523
JGWPT XXXII LLC, Series 2014-2A, Class A, 3.610%, 1/17/2073 (b)	5,633,645	5,684,877
JGWPT XXXIII LLC, Series 2014-3A, Class A, 3.500%, 6/15/2077 (b)	9,398,285	9,209,680
Lehman XS Trust, Series 2007-2N, Class 3AX, 2.000%, 2/25/2037 (a)(d)	57,925,823	5,896,385
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (a)(d)	57,292,937	1,048,976
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 0.939%, 11/25/2035 (a)	26,840,838	17,753,711
MASTR Asset Backed Securities Trust, Series 2006-NC3, Class A3, 0.539%, 10/25/2036 (a)	29,428,558	17,715,315
Mercedes-Benz Auto Lease Trust, Series 2016-A, Class A3, 1.520%, 3/15/2019	6,500,000	6,526,338
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (a)	17,120,588	9,781,660
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (a)	6,603,215	3,837,333
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (a)	16,423,994	9,018,218
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (a)	1,227,855	791,721
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	10,487,636	7,660,568
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 7/25/2047 (a)	1,327,530	981,802
Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, 0.629%, 4/25/2037 (a)	16,756,554	14,202,134
Nomura Home Equity Loan Trust, Series 2006-HE3, Class 2A3, 0.589%, 7/25/2036 (a)	11,247,261	9,805,880
Option One Mortgage Loan Trust, Series 2007-3, Class 2A3, 0.679%, 4/25/2037 (a)	4,088,571	2,471,133

Ownit Mortgage Loan Trust, Series 2006-1, Class AF2, 5.290%, 10/25/2035 (a)	13,462,699	8,368,144
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 0.719%, 5/25/2037 (a)	8,178,610	7,230,636
Securitized Asset Backed Receivables LLC Trust, Series 2006-HE2, Class A2B, 0.539%, 7/25/2036 (a)	33,572,920	18,937,745
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (b)	2,031,599	2,125,962
Soundview Home Loan Trust, Series 2007-OPT1, Class X, 0.049%, 6/25/2037 (a)(d)	373,344,593	1,998,514
Specialty Underwriting & Residential Finance Trust, Series 2006-BC5, Class A2C, 0.539%, 11/25/2037 (a)	3,632,787	2,648,110
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (b)	1,227,000	1,077,616
STORE Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (b)	6,201,369	6,509,279
Vericrest Opportunity Loan Trust, Series 2016-NPL3, Class A1, 4.250%, 3/26/2046 (b)	4,936,380	4,970,293
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 4.250%, 4/25/2046 (b)	5,000,000	5,036,975
VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 3.500%, 3/25/2055 (a)(b)	1,166,526	1,156,459

TOTAL ASSET-BACKED SECURITIES - (Cost $456,879,495)		429,053,649

Collateralized Debt Obligations — 0.46%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (b)	3,000,000	2,970,000
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)	6,275,000	6,212,250
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $11,231,000) (a)(e)	11,231,000	11,118,690

TOTAL COLLATERALIZED DEBT OBLIGATIONS - (Cost $20,506,000)		20,300,940

Collateralized Loan Obligations — 13.34%
Acis CLO Ltd., Series 2013-1A, Class E, 6.233%, 4/18/2024 (a)(b)	5,000,000	3,586,055
ALM VII Ltd., Series 2013-7R2A, Class D, 5.638%, 4/24/2024 (a)(b)	3,000,000	2,730,876
ALM XVI Ltd., Series 2015-16A, Class D, 5.978%, 7/15/2027 (a)(b)	1,250,000	1,065,066
AMMC CLO XV Ltd., Series 2014-15A, Class D, 4.836%, 12/9/2026 (a)(b)(c)	3,000,000	2,829,936
AMMC CLO XVII Ltd., Series 2015-17A, Class E, 7.094%, 11/15/2027 (a)(b)	4,000,000	3,609,348
Anchorage Capital CLO VII Ltd., Series 2015-7A, Class D, 4.278%, 10/15/2027 (a)(b)	2,000,000	1,828,096
Apidos CLO XIV, Series 2013-14A, Class E, 5.028%, 4/15/2025 (a)(b)	3,000,000	2,561,919
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class D, 1.983%, 4/16/2021 (a)(b)	2,000,000	1,843,894
Ares XXVII CLO Ltd., Series 2013-2A, Class E, 5.484%, 7/28/2025 (a)(b)	5,500,000	4,624,895
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.866%, 12/5/2025 (a)(b)	3,000,000	2,679,498
Ares XXXVII CLO Ltd., Series 2015-4A, Class C, 4.878%, 10/15/2026 (a)(b)	7,500,000	7,270,050
Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 7.648%, 10/15/2026 (a)(b)	3,000,000	2,831,733
Arrowpoint CLO Ltd., Series 2013-1A, Class C, 4.032%, 4/25/2024 (a)(b)	10,000,000	9,487,400
Arrowpoint CLO Ltd., Series 2014-3A, Class D, 5.728%, 10/15/2026 (a)(b)(c)	11,000,000	10,940,094
Arrowpoint CLO Ltd., Series 2015-4A, Class E, 7.533%, 4/18/2027 (a)(b)	5,000,000	4,552,295
Babson CLO Ltd., Series 2013-IIA, Class C, 3.883%, 1/18/2025 (a)(b)	4,500,000	4,022,203
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.928%, 1/15/2024 (a)(b)(c)	3,000,000	2,970,492
Canyon Capital CLO Ltd., Series 2016-1A, Class D1, 6.075%, 4/15/2028 (a)(b)	4,000,000	4,089,484
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 6.134%, 1/20/2025 (a)(b)	2,850,000	2,646,265
Catamaran CLO Ltd., Series 2012-1A, Class D, 5.123%, 12/20/2023 (a)(b)	8,750,000	8,430,240
Cathedral Lake CLO Ltd., Series 2015-3A, Class D, 6.128%, 1/15/2026 (a)(b)	5,000,000	5,022,600
Cent CLO, Series 2007-14, 0.852%, 4/15/2021 (a)(b)	4,214,259	4,098,544
CIFC Funding Ltd., Series 2012-2A, Class B3L, 7.636%, 12/5/2024 (a)(b)	2,000,000	1,557,448
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.638%, 1/29/2025 (a)(b)(c)	9,750,000	9,550,778
CIFC Funding Ltd., Series 2012-3A, Class B3L, 7.538%, 1/29/2025 (a)(b)	1,000,000	848,844
CIFC Funding Ltd., Series 2015-2A, Class A, 2.078%, 4/15/2027 (a)(b)	5,000,000	5,002,085
CIFC Funding Ltd., Series 2015-2A, Class E, 6.128%, 4/15/2027 (a)(b)	5,000,000	4,223,985
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.618%, 11/21/2022 (a)(b)(c)	5,000,000	4,773,655
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 7.118%, 11/21/2022 (a)(b)	10,250,000	9,478,800
Crown Point CLO Ltd., Series 2013-2A, Class B1L, 4.180%, 12/31/2023 (a)(b)	4,000,000	3,631,132
Cutwater Ltd., Series 2014-2A, Class C, 5.028%, 1/15/2027 (a)(b)	4,000,000	3,720,536
Cutwater Ltd., Series 2014-2A, Class D, 6.478%, 1/15/2027 (a)(b)	2,000,000	1,468,168
Denali Capital CLO VI Ltd., Series 6X, Class B2L, 4.885%, 4/21/2020 (a)(f)	1,958,655	1,950,855
Doral CLO I Ltd., Series 2012-3A, Class C, 5.123%, 12/19/2022 (a)(b)(c)	13,000,000	13,097,149
Doral CLO II Ltd., Series 2012-2A, Class C, 4.902%, 5/26/2023 (a)(b)	12,000,000	12,075,828
Dryden XXXVI Senior Loan Fund, Series 2014-36A, Class D, 4.370%, 11/9/2025 (a)(b)	7,000,000	6,487,530
Fortress Credit BSL II Ltd., Series 2013-2A, Class D, 4.483%, 10/19/2025 (a)(b)	7,750,000	6,998,700
Galaxy XI CLO Ltd., Series 2011-11A, Class F, 7.368%, 8/20/2022 (a)(b)	5,250,000	5,093,114
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class E2, 5.834%, 7/20/2027 (a)(b)	2,500,000	2,079,705
GSC Group CDO Fund VIII Ltd., Series 2007-8A, Class C, 2.108%, 4/17/2021 (a)(b)	3,000,000	2,962,530
JFIN CLO Ltd., Series 2015-2A, Class D, 5.033%, 10/19/2026 (a)(b)	10,000,000	9,387,040

JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 4.384%, 1/20/2021 (a)(b)	11,010,000	10,871,373
JFIN Revolver CLO Ltd., Series 2014-2A, Class D, 3.368%, 2/20/2022 (a)(b)	5,000,000	4,594,015
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 3.368%, 2/20/2022 (a)(b)	5,000,000	4,922,330
JFIN Revolver CLO Ltd., Series 2015-3A, Class C, 2.874%, 4/20/2023 (a)(b)(c)	19,000,000	18,256,967
JFIN Revolver CLO Ltd., Series 2015-3A, Class D, 3.934%, 4/20/2023 (a)(b)	11,000,000	10,470,361
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.478%, 4/30/2023 (a)(b)	4,000,000	3,733,252
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class D, 5.733%, 10/17/2025 (a)(b)	18,600,000	18,599,461
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 7.983%, 10/17/2025 (a)(b)	7,650,000	6,972,164
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.884%, 7/20/2024 (a)(b)	4,500,000	4,107,861
KKR Financial CLO Ltd., Series 2007-1A, Class E, 5.618%, 5/15/2021 (a)(b)	10,006,412	10,007,993
KVK CLO Ltd., Series 2015-1A, Class D, 4.618%, 5/20/2027 (a)(b)	7,600,000	6,668,529
LCM XIV LP, Series 14A, Class D, 4.128%, 7/15/2025 (a)(b)	3,325,000	3,137,879
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.878%, 1/15/2024 (a)(b)	9,000,000	8,256,564
Madison Park Funding XIX Ltd., Series 2015-19A, Class C, 4.264%, 1/22/2029 (a)(b)	5,530,000	5,190,679
Madison Park Funding XV Ltd., Series 2014-15A, Class D, 6.084%, 1/27/2026 (a)(b)	5,000,000	4,515,630
MidOcean Credit CLO IV, Series 2015-4A, Class D, 4.528%, 4/15/2027 (a)(b)	5,000,000	4,632,015
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class D, 4.568%, 5/22/2027 (a)(b)(c)	11,000,000	10,080,631
Muir Woods CLO Ltd., Series 2012-1A, Class D, 5.632%, 9/14/2023 (a)(b)	3,500,000	3,529,659
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 5.138%, 1/23/2024 (a)(b)	5,050,000	4,983,648
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class D, 5.868%, 11/14/2025 (a)(b)	3,000,000	2,574,486
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.423%, 6/2/2025 (a)(b)	4,000,000	3,355,016
NewStar Clarendon Fund CLO LLC, Series 2014-1A, Class D, 4.988%, 1/25/2027 (a)(b)	7,465,000	6,235,216
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.618%, 8/13/2025 (a)(b)	4,000,000	3,701,800
Ocean Trails CLO V, Series 2014-5A, Class D, 4.590%, 10/13/2026 (a)(b)	3,000,000	2,737,392
Octagon INvestment Partners XVII Ltd., Series 2013-1A, Class D, 3.838%, 10/25/2025 (a)(b)	5,000,000	4,440,305
OFSI Fund VII Ltd., Series 2014-7A, Class D, 5.633%, 10/18/2026 (a)(b)(c)	10,600,000	10,320,658
OFSI Fund VII Ltd., Series 2014-7A, Class E, 7.883%, 10/18/2026 (a)(b)	7,000,000	6,551,804
One Wall Street CLO II Ltd., Series 2007-2A, Class B, 1.135%, 4/22/2019 (a)(b)(c)	843,028	835,948
One Wall Street CLO II Ltd., Series 2007-2A, Class C, 1.385%, 4/22/2019 (a)(b)(c)	3,000,000	2,951,373
One Wall Street CLO II Ltd., Series 2007-2A, Class D, 2.085%, 4/22/2019 (a)(b)(c)	4,350,000	4,243,060
OZLM Funding V Ltd., Series 2013-5A, Class C, 4.133%, 01/17/20206 (a)(b)	2,750,000	2,574,564
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.483%, 10/17/2022 (a)(b)	2,500,000	2,408,360
Regatta Funding Ltd., Series 2007-1X, Class A3L, 1.182%, 6/15/2020 (a)	7,500,000	7,391,325
Regatta Funding Ltd., Series 2007-1X, Class B1L, 1.812%, 6/15/2020 (a)	4,500,000	4,355,739
Saranac CLO I Ltd., Series 2013-1A, Class D, 4.186%, 10/26/2024 (a)(b)	4,000,000	3,480,076
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 4.134%, 10/20/2023 (a)(b)	8,000,000	7,469,208
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 5.134%, 10/20/2023 (a)(b)(c)	13,100,000	10,784,536
Seneca Park CLO Ltd., Series 2014-1A, Class D, 4.133%, 7/17/2026 (a)(b)	3,000,000	2,755,419
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 5.376%, 10/30/2026 (a)(b)(c)	23,400,000	23,037,979
Sound Point CLO II Ltd., Series 2013-1A, Class B2L, 5.136%, 4/26/2025 (a)(b)	5,000,000	4,211,405
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.135%, 1/21/2026 (a)(b)	6,000,000	5,465,010
Steele Creek CLO Ltd., Series 2014-1A, Class D, 4.018%, 8/21/2026 (a)(b)	3,212,000	2,771,978
Steele Creek CLO Ltd., Series 2014-1A, Class E2, 7.568%, 8/21/2026 (a)(b)	2,000,000	1,802,726
Steele Creek CLO Ltd., Series 2014-1X, Class E2, 7.568%, 8/21/2026 (a)(f)	500,000	450,682
Steele Creek CLO Ltd., Series 2015-1A, Class D, 4.618%, 2/21/2027 (a)(b)	3,000,000	2,817,573
Stone Tower CLO VII Ltd., Series 2007-7A, Class C, 4.834%, 8/30/2021 (a)(b)	3,000,000	2,962,689
Symphony CLO XII Ltd., Series 2013-12A, Class E, 5.528%, 10/15/2025 (a)(b)	2,000,000	1,760,868
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.078%, 7/15/2028 (a)(b)(g)	3,000,000	2,536,521
TICC CLO LLC, Series 2012-1A, Class D1, 6.375%, 8/25/2023 (a)(b)	9,500,000	9,499,554
Tralee CLO III Ltd., Series 2014-3A, Class D2, 5.534%, 7/20/2026 (a)(b)	7,000,000	6,871,004
Tralee CLO III Ltd., Series 2014-3A, Class E, 7.634%, 7/20/2026 (a)(b)(c)	5,790,000	5,511,935
Trinitas CLO III Ltd., Series 2015-3A, Class D1, 4.778%, 7/15/2027 (a)(b)(c)	15,250,000	13,979,843
Venture VII CLO Ltd., Series 2006-7A, Class C, 1.334%, 1/20/2022 (a)(b)	2,500,000	2,259,675
Venture XXII CLO Ltd., Series 2015-22A, Class D2, 5.971%, 1/15/2028 (a)(b)	9,200,000	9,235,889
Vibrant CLO II Ltd., Series 2013-2A, Class C, 4.238%, 7/24/2024 (a)(b)	3,000,000	2,759,961
Voya CLO Ltd., Series 2012-1A, Class DR, 5.832%, 3/14/2022 (a)(b)	2,000,000	2,015,000
Voya CLO Ltd., Series 2012-1A, Class ER, 7.132%, 3/14/2022 (a)(b)	2,000,000	1,856,632
Voya CLO Ltd., Series 2012-3A, Class ER, 6.628%, 10/15/2022 (a)(b)	5,000,000	4,494,970
Voya CLO Ltd., Series 2012-4A, Class C, 5.128%, 10/15/2023 (a)(b)	3,000,000	3,004,758
Voya CLO Ltd., Series 2013-1A, Class C, 4.128%, 4/15/2024 (a)(b)	2,500,000	2,375,730
Voya CLO Ltd., Series 2015-1A, Class D, 6.233%, 4/18/2027 (a)(b)	2,000,000	1,740,288

Wasatch Ltd., Series 2006-1A, Class B, 1.268%, 11/14/2022 (a)(b)	3,750,000	3,274,361
Washington Mill CLO Ltd., Series 2014-1A, Class D, 4.084%, 4/20/2026 (a)(b)	5,000,000	4,407,585
Wellfleet CLO Ltd., Series 2015-1A, Class D, 5.134%, 10/20/2027 (a)(b)(c)	14,250,000	13,825,193
West CLO Ltd., Series 2012-1A, Class D, 7.116%, 10/30/2023 (a)(b)(c)	5,000,000	3,925,230
Wind River CLO Ltd., Series 2012-1A, Class D, 5.628%, 1/15/2024 (a)(b)	4,000,000	4,034,844
Wind River CLO Ltd., Series 2012-1A, Class E, 5.878%, 1/15/2024 (a)(b)	5,000,000	4,585,505
Zais CLO III Ltd., Series 2015-3A, Class C, 4.428%, 7/15/2027 (a)(b)	7,000,000	6,056,946

TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost $600,691,893)		584,338,495

Collateralized Mortgage Obligations — 64.23%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.666%, 7/25/2035 (a)	1,496,712	1,361,705
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 2.823%, 11/25/2035 (a)	13,550,178	11,578,573
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 2.823%, 11/25/2035 (a)	9,398,434	7,950,154
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 2.996%, 3/25/2036 (a)	871,634	686,854
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 0.559%, 8/25/2036 (a)	15,081,938	9,282,872
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 0.589%, 3/25/2037 (a)	635,318	459,348
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 0.669%, 3/25/2037 (a)	5,787,452	3,388,727
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.309%, 3/25/2037 (a)	1,344,615	1,097,838
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 5.102%, 6/25/2037 (a)	6,314,649	5,528,355
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 2.406%, 5/25/2046 (a)(d)	55,872,644	5,867,969
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.337%, 9/25/2046 (a)	2,009,511	1,350,918
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 1.077%, 2/25/2047 (a)(c)	49,660,062	29,602,413
American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.314%, 10/25/2034 (a)	2,417,403	2,271,962
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.739%, 9/25/2045 (a)	18,830,001	15,168,734
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 2.009%, 9/25/2045 (a)	1,264,370	1,053,005
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.739%, 11/25/2045 (a)	15,756,665	13,176,118
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 0.619%, 12/25/2046 (a)	4,417,080	3,542,361
BAMLL Re-REMIC Trust, Series 2015-FR11, Class A705, 1.880%, 9/28/2044 (a)(b)	5,000,000	4,496,460
BAMLL Re-REMIC Trust, Series 2016-FR13, Class A, 1.755%, 7/27/2045 (b)	10,000,000	7,197,400
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035	2,060,177	1,763,095
Bank of America Commercial Mortgage Trust, Series 2015-UBS7, Class D, 3.167%, 9/15/2048	4,000,000	2,960,452
Bank of America Commercial Mortgage Trust, Series 2007-5, Class AJ, 6.170%, 2/10/2051 (a)	5,000,000	4,567,790
Bank of America Funding Trust, Series 2005-F, Class 4A1, 2.831%, 9/20/2035 (a)	3,008,738	2,510,416
Bank of America Funding Trust, Series 2005-H, Class 1A1, 2.796%, 11/20/2035 (a)	657,571	568,202
Bank of America Funding Trust, Series 2007-C, Class 4A2, 2.962%, 5/20/2036 (a)	3,436,445	3,200,691
Bank of America Funding Trust, Series 2007-C, Class 4A3, 2.962%, 5/20/2036 (a)	20,421,108	20,058,082
Bank of America Funding Trust, Series 2007-C, Class 1A3, 2.979%, 5/20/2036 (a)	20,169	19,078
Bank of America Funding Trust, Series 2006-5, Class 1A4, 6.000%, 9/25/2036	8,992,019	7,814,487
Bank of America Funding Trust, Series 2006-H, Class 6A1, 0.629%, 10/20/2036 (a)	19,713,120	15,590,870
Bank of America Funding Trust, Series 2007-3, Class TA4, 0.869%, 4/25/2037 (a)	5,542,957	3,765,286
Bank of America Funding Trust, Series 2007-D, Class 3A3, 3.038%, 6/20/2037 (a)	4,010,085	3,746,879
Bank of America Funding Trust, Series 2007-D, Class 3A1, 3.038%, 6/20/2037 (a)	303,771	286,310
Bank of America Mortgage Trust, Series 2003-7, Class A1, 4.500%, 9/25/2018	352,362	351,042
Bank of America Mortgage Trust, Series 2003-7, Class A2, 4.750%, 9/25/2018	105,423	105,071
Bank of America Mortgage Trust, Series 2005-I, Class 2A3, 2.886%, 10/25/2035 (a)	377,473	329,531
Bank of America Mortgage Trust, Series 2005-I, Class 4A1, 2.975%, 10/25/2035 (a)	4,036,457	3,819,486
Bank of America Mortgage Trust, Series 2005-K, Class 2A1, 2.902%, 12/25/2035 (a)	459,177	408,266
BBCMS Trust, Series 2014-BXO, Class D, 3.433%, 8/16/2027 (a)(b)	1,080,000	1,065,317
BBCMS Trust, Series 2014-BXO, Class E, 4.183%, 8/16/2027 (a)(b)	9,250,000	8,945,305
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 3.176%, 12/27/2034 (a)(b)	9,013,000	8,926,520
BCAP LLC Trust, Series 2014-RR1, Class 1A2, 2.866%, 3/26/2035 (a)(b)	3,693,643	3,426,774
BCAP LLC Trust, Series 2015-RR2, Class 26A2, 2.836%, 3/28/2036 (a)(b)	6,729,753	5,862,422
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 2.443%, 5/28/2036 (a)(b)	3,186,801	2,638,735
BCAP LLC Trust, Series 2014-RR2, Class 6A8, 0.673%, 10/26/2036 (a)(b)	17,755,471	13,821,392
BCAP LLC Trust, Series 2006-AA2, Class A1, 0.609%, 1/25/2037 (a)	8,103,515	6,186,005
BCAP LLC Trust, Series 2008-IND1, Class A1, 1.639%, 10/25/2047 (a)(c)	27,797,466	23,244,769
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 2.929%, 3/25/2035 (a)	2,764,531	2,629,926
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.663%, 2/25/2036 (a)	891,541	738,753
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 12A1, 2.731%, 2/25/2036 (a)	4,258,330	3,619,841
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 2.798%, 7/25/2036 (a)	2,458,677	2,093,671
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-2, Class 3A1, 2.752%, 12/25/2046 (a)	6,495,290	5,311,056

Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 2.923%, 5/25/2047 (a)	2,897,130	2,531,918
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 2.655%, 7/25/2035 (a)	3,633,796	3,423,548
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.781%, 9/25/2035 (a)(c)	29,904,843	24,396,521
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 2.802%, 9/25/2035 (a)	11,682,808	10,288,394
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 0.979%, 10/25/2035 (a)(c)	27,024,932	23,245,009
Bear Stearns ALT-A Trust, Series 2005-10, Class 23A1, 2.941%, 1/25/2036 (a)(c)	17,681,316	14,065,310
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 0.839%, 11/25/2034 (a)	2,924,330	2,349,076
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 1.439%, 8/25/2035 (a)	3,747,930	3,072,024
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AM, 5.363%, 2/11/2044 (c)	5,000,000	4,947,140
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AJ, 6.080%, 6/11/2050 (a)	5,000,000	4,951,265
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1X, 0.400%, 10/25/2036 (d)	88,245,098	2,083,731
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 0.619%, 10/25/2036 (a)(c)	27,418,225	21,739,993
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A1, 0.629%, 1/25/2037 (a)	25,425,746	20,617,026
BLCP Hotel Trust, Series 2014-CLRN, Class F, 3.467%, 8/15/2029 (a)(b)	7,458,000	6,484,649
CD Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048 (c)	10,000,000	6,421,180
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B, 2.583%, 7/15/2030 (a)(b)	5,000,000	4,982,400
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044 (a)(b)	7,931,000	7,002,716
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class E, 6.299%, 4/15/2044 (a)(b)	821,000	786,158
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class DFL, 5.183%, 2/15/2033 (a)(b)	8,500,000	8,568,911
Chase Mortgage Finance Trust, Series 2005-A1, Class 1A1, 2.673%, 12/25/2035 (a)	4,351,223	4,042,995
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, 2.684%, 12/25/2035 (a)	1,744,334	1,582,569
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 4.218%, 7/25/2037 (a)	1,049,152	963,947
ChaseFlex Trust, Series 2006-1, Class A4, 6.300%, 6/25/2036 (a)	33,275,000	27,991,329
ChaseFlex Trust, Series 2006-2, Class A4, 6.340%, 9/25/2036 (a)(g)	12,365,259	11,242,061
ChaseFlex Trust, Series 2007-1, Class 2A10, 0.939%, 2/25/2037 (a)	4,520,689	2,986,883
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	3,137,445	2,630,057
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 0.589%, 1/25/2036 (a)(b)	10,005,569	8,926,138
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 0.639%, 1/25/2036 (a)(b)	7,503,171	6,478,868
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.399%, 4/25/2037 (a)(b)(d)	64,409,770	1,334,506
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class IO, 1.310%, 4/25/2037 (a)(b)(d)	64,409,770	3,328,632
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, 5.063%, 3/10/2047 (a)(b)	2,000,000	1,682,916
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class C, 4.485%, 9/15/2048 (a)	6,000,000	6,051,972
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.807%, 5/25/2035 (a)	588,073	539,322
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A4, 2.860%, 8/25/2035 (a)	194,261	168,673
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 1A2, 3.324%, 8/25/2035 (a)	446,519	342,572
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 2.996%, 11/25/2035 (a)	7,740,314	7,195,226
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A1, 2.925%, 3/25/2036 (a)	1,508,703	1,316,402
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 5.263%, 8/25/2036 (a)	3,303,088	3,060,609
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	1,164,829	1,000,175
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A2, 4.961%, 2/25/2037 (a)(d)	29,782,556	4,698,168
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class D, 4.753%, 2/10/2047 (a)(b)	10,000,000	9,338,320
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.298%, 12/10/2049 (a)(c)	13,910,014	9,102,657
Commercial Mortgage Trust, Series 2013-CR13, Class D, 4.910%, 12/10/2023 (a)(b)	5,000,000	4,742,555
Commercial Mortgage Trust, Series 2013-CR9, Class D, 4.400%, 7/10/2045 (a)(b)	5,000,000	4,597,380
Commercial Mortgage Trust, Series 2012-CR4, Class D, 4.725%, 10/15/2045 (a)(b)	3,000,000	2,856,573
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.311%, 3/10/2046 (a)(b)	6,146,000	4,992,175
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.253%, 10/10/2046 (a)(b)	5,000,000	4,479,340
Commercial Mortgage Trust, Series 2013-CR11, Class D, 5.338%, 10/10/2046 (a)(b)	8,568,000	7,978,933
Commercial Mortgage Trust, Series 2006-C8, Class AJ, 5.377%, 12/10/2046	5,000,000	4,821,125
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.916%, 2/10/2047 (a)(b)	250,000	219,275
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.959%, 5/10/2047 (a)(b)	11,250,000	9,689,895
Commercial Mortgage Trust, Series 2014-UBS4, Class C, 4.781%, 8/10/2047 (a)	5,000,000	4,929,755
Commercial Mortgage Trust, Series 2014-CR19, Class D, 4.877%, 8/10/2047 (a)(b)	11,000,000	8,763,865
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.878%, 8/10/2047 (a)	5,837,000	5,899,701
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/10/2047 (b)	4,000,000	2,977,932
Commercial Mortgage Trust, Series 2015-DC1, Class AM, 3.724%, 2/10/2048	5,000,000	5,229,750
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.498%, 2/10/2048 (a)(b)	7,000,000	5,351,220
Commercial Mortgage Trust, Series 2015-CR22, Class D, 4.265%, 3/10/2048 (a)(b)	10,000,000	7,818,400
Commercial Mortgage Trust, Series 2015-CR26, Class A4, 3.630%, 10/10/2048	7,000,000	7,451,885
Commercial Mortgage Trust, Series 2015-CR24, Class C, 4.518%, 8/10/2055 (a)	5,000,000	4,890,505
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	647,548	615,288

CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A1, 5.000%, 3/25/2035	22,353	21,467
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	1,423,029	1,403,212
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,318,450	1,243,452
CountryWide Alternative Loan Trust, Series 2005-7CB, Class 2A2, 4.611%, 4/25/2035 (a)(d)	30,050,507	4,391,611
CountryWide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.649%, 5/25/2035 (a)	3,537,101	2,922,176
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 2.036%, 6/25/2035 (a)(d)	36,748,539	2,696,792
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 0.939%, 7/25/2035 (a)	2,075,915	1,553,308
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.939%, 7/25/2035 (a)	4,597,467	3,659,588
CountryWide Alternative Loan Trust, Series 2005-17, Class 1X3, 1.982%, 7/25/2035 (a)(d)	40,572,306	2,192,649
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,603,664	1,534,307
CountryWide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.739%, 8/25/2035 (a)	20,647,293	17,730,719
CountryWide Alternative Loan Trust, Series 2005-31, Class 2X, 2.007%, 8/25/2035 (a)(d)	44,935,455	2,895,057
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	1,592,096	1,401,256
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 1.708%, 9/25/2035 (a)(d)	111,065,699	6,579,421
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 0.939%, 10/25/2035 (a)	741,846	602,859
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 2.043%, 10/25/2035 (a)(d)	63,188,458	4,791,707
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 1.999%, 11/20/2035 (a)(d)	40,903,548	3,109,856
CountryWide Alternative Loan Trust, Series 2005-51, Class 2X, 2.065%, 11/20/2035 (a)(d)	26,706,991	1,875,044
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 2.157%, 11/20/2035 (a)(d)	158,929,444	10,998,712
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.246%, 11/20/2035 (a)(d)	61,290,680	5,701,872
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 2.085%, 11/25/2035 (a)(d)	60,564,469	4,721,909
CountryWide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.500%, 11/25/2035	334,200	303,338
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	1,842,253	1,672,626
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	4,937,339	4,406,516
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.143%, 5/25/2036 (a)(d)	51,590,707	4,267,996
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.186%, 3/20/2046 (a)(d)	7,518,577	559,375
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1, 5.881%, 5/20/2046 (a)(d)	54,308,387	4,073,564
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.559%, 8/25/2046 (a)(d)	45,306,525	2,688,172
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 2.304%, 8/25/2046 (a)(d)	43,679,945	4,387,956
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2X, 1.387%, 12/20/2046 (a)(d)	12,457,303	878,651
CountryWide Alternative Loan Trust, Series 2007-OA2, Class 1X, 1.670%, 3/25/2047 (d)	59,213,397	3,373,269
CountryWide Alternative Loan Trust, Series 2007-HY3, Class 3A1, 5.620%, 3/25/2047 (a)	365,991	319,280
CountryWide Alternative Loan Trust, Series 2007-OA10, Class X, 2.000%, 9/25/2047 (a)(d)	15,819,005	1,392,816
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 2.019%, 12/20/2035 (a)(b)(d)	166,116,202	11,566,505
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.198%, 12/20/2035 (a)(b)(d)	39,567,401	2,818,782
CountryWide Altrenative Loan Trust, Series 2005-24, Class 1AX, 1.116%, 7/20/2035 (a)(d)	35,214,811	1,222,095
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 2.409%, 6/20/2034 (a)	1,308,146	1,230,658
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-11, Class 3A1, 2.573%, 7/25/2034 (a)	922,718	922,631
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.854%, 3/25/2035 (a)(d)	3,088,175	116,934
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.668%, 3/25/2035 (a)(d)	31,627,055	1,702,832
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 1.990%, 5/25/2035 (a)(d)	62,234,501	4,028,688
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 2.620%, 12/20/2035 (a)	691,342	593,638
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.250%, 7/25/2036 (a)(d)	90,581,211	704,178
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-9, Class A13, 5.750%, 7/25/2037	10,530,190	9,861,849
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class B, 6.140%, 9/15/2039 (Acquired 7/23/2015 through 2/5/2016, Cost $6,182,604) (a)(e)(h)	6,500,000	6,077,500
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.889%, 6/25/2035 (a)	1,387,298	1,165,540
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 0.789%, 10/25/2035 (a)	2,603,399	2,123,415
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	1,164,429	1,101,042
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	5,962,262	5,232,302
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	2,529,671	2,350,975
Credit Suisse Mortgage Trust, Series 2011-5R, Class 4A2, 2.859%, 11/27/2035 (a)(b)	10,051,330	6,735,869
Credit Suisse Mortgage Trust, Series 2015-2R, Class 3A2, 0.643%, 4/27/2036 (a)(b)	16,089,605	8,837,521
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.945%, 4/15/2050 (a)(b)	2,000,000	1,530,252
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D, 4.353%, 6/15/2057 (a)	10,000,000	7,401,420
Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	736,037	601,362
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 0.574%, 3/25/2037 (a)	3,247,565	2,546,494
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 0.749%, 8/25/2035 (a)	7,381,131	5,919,106
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 0.639%, 11/25/2035 (a)	2,764,086	1,531,403
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	4,887,251	4,317,838
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.825%, 2/25/2036 (a)	1,344,658	1,111,009

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.054%, 2/25/2036 (a)	1,484,447	1,095,647
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1, Class A4, 0.739%, 4/25/2036 (a)	23,766,375	18,881,173
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR2, Class 1A2, 0.619%, 5/25/2036 (a)	41,307,887	32,925,484
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A2, 0.629%, 10/25/2036 (a)(c)	48,920,102	25,696,066
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 0.629%, 12/25/2036 (a)(c)	31,086,504	18,770,684
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 0.589%, 3/25/2037 (a)	9,779,048	7,210,111
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A4, 0.599%, 1/25/2047 (a)	783,384	631,309
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.619%, 1/25/2047 (a)	4,008,265	2,833,515
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 2A1, 1.189%, 10/25/2047 (a)	23,493,135	17,614,284
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 1A1, 2.134%, 10/25/2047 (a)	4,736,488	4,151,258
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (a)	9,134,810	7,339,637
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (a)	1,049,459	850,281
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.068%, 6/25/2036 (a)	4,897,686	3,947,535
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.068%, 6/25/2036 (a)	1,411,714	1,160,039
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (a)	675,399	485,391
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (a)	654,800	482,850
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.364%, 7/25/2036 (a)	4,538,531	3,554,460
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (a)	6,749,550	5,211,003
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3, 6.510%, 7/25/2036 (a)	6,402,623	4,754,146
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class C, 3.352%, 5/10/2049	5,000,000	4,453,990
Deutsche Bank Securities Mortgage Trust, Series 2011-LC2A, Class D, 5.673%, 7/10/2044 (a)(b)	2,000,000	2,011,740
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 1.988%, 11/19/2044 (a)(d)	64,145,351	3,812,736
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 0.706%, 2/19/2045 (a)(c)	47,911,796	36,699,334
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.292%, 2/19/2045 (a)(d)	89,548,412	6,160,841
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.646%, 3/19/2045 (a)	3,823,053	3,323,770
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 2A1A, 1.290%, 4/19/2046 (a)	482,239	403,260
EQTY Mezzanine Trust, Series 2014-INMZ, Class M, 4.750%, 5/8/2031 (a)(b)	4,630,640	4,225,839
EQTY Mortgage Trust, Series 2014-INNS, Class E, 3.889%, 5/8/2031 (a)(b)	5,750,000	5,572,900
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A5, 5.125%, 11/25/2035	1,994,465	1,701,757
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	2,389	2,029
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 2.672%, 5/25/2036 (a)	1,963,902	1,613,858
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 2.751%, 9/25/2035 (a)	219,434	200,666
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 2.755%, 11/25/2035 (a)	2,750,037	2,516,957
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.363%, 9/19/2035 (a)	505,929	465,110
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.425%, 5/25/2035 (a)	1,546,599	1,461,272
GMACM Mortgage Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	652,866	537,100
GMACM Mortgage Loan Trust, Series 2005-AR6, Class 4A1, 3.155%, 11/19/2035 (a)	2,959,987	2,661,623
Great Wolf Trust, Series 2015-WFMZ, Class M, 7.421%, 5/15/2032 (a)(b)	5,000,000	4,699,230
Great Wolf Trust, Series 2015-WOLF, Class F, 5.433%, 5/15/2034 (a)(b)	5,000,000	4,631,045
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 0.639%, 5/25/2037 (a)	24,203,668	18,944,698
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class X1, 1.923%, 10/25/2045 (a)(d)	32,457,650	1,816,687
GreenPoint MTA Trust, Series 2005-AR2, Class X1, 2.104%, 6/25/2045 (a)(d)	44,626,614	2,916,126
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1, 0.679%, 8/25/2045 (a)	14,015,048	11,437,330
GS Mortgage Securities Corp. II, Series 2015-FRR1, Class K3A, 5.051%, 6/27/2041 (a)	10,000,000	9,567,240
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class D, 5.015%, 11/10/2045 (a)(b)	3,690,000	3,405,357
GS Mortgage Securities Corp. Trust, Series 2016-ICE2, Class D, 6.183%, 2/15/2033 (a)(b)	5,000,000	5,009,635
GS Mortgage Securities Resecuritization Trust, Series 2014-5R, Class 3B, 0.582%, 2/26/2037 (a)(b)	22,830,149	13,792,424
GS Mortgage Securities Trust, Series 2014-GSFL, Class B, 2.183%, 7/15/2031 (a)(b)	10,000,000	9,935,480
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.927%, 8/10/2046 (a)(b)	6,600,000	6,831,271
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 5.029%, 4/10/2047 (a)(b)	5,000,000	3,874,025
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.559%, 7/10/2048 (a)	2,000,000	1,963,548
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.810%, 10/10/2048 (a)	7,000,000	7,048,181
GS Mortgage Securities Trust, Series 2015-GS1, Class C, 4.570%, 11/10/2048 (a)	10,000,000	9,779,566
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A2, 2.521%, 1/25/2035 (a)	349,713	328,744
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 2.521%, 1/25/2035 (a)	1,777,628	1,717,190
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 3.010%, 5/25/2035 (a)	11,776,065	11,143,455
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.050%, 5/25/2035 (a)	4,680,565	4,435,790
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A1, 2.816%, 7/25/2035 (a)	133,970	127,946
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A4, 2.910%, 1/25/2036 (a)	1,214,646	1,123,408
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.070%, 1/25/2036 (a)	771,551	712,821
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A6, 1.389%, 2/25/2036 (a)	466,646	403,334

GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	5,086,771	4,151,186
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	3,056,974	2,879,719
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	930,863	731,508
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 0.739%, 5/25/2037 (a)	12,572,301	7,006,041
GSR Mortgage Loan Trust, Series 2007-AR2, Class 1A1, 3.111%, 5/25/2037 (a)	527,759	459,204
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 1.629%, 3/19/2035 (a)(d)	24,691,248	1,528,092
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.676%, 6/19/2035 (a)	2,395,515	2,075,594
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 2.028%, 6/19/2035 (a)(d)	79,665,780	5,854,240
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X, 1.709%, 6/20/2035 (a)(b)(d)	22,566,076	1,651,273
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A12, 1.186%, 10/19/2035 (a)	16,500,260	13,676,587
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.616%, 11/19/2036 (a)(c)	24,036,608	19,180,732
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.626%, 8/19/2037 (a)	18,695,037	15,454,514
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.626%, 9/19/2037 (a)	14,392,920	11,173,742
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.599%, 5/25/2038 (a)(c)	26,242,897	18,757,714
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 0.709%, 10/20/2045 (a)	2,151,714	1,824,767
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.636%, 5/19/2047 (a)(c)	39,004,213	32,647,462
HILT Mortgage Trust, Series 2014-ORL, Class E, 3.683%, 7/15/2029 (a)(b)	1,273,000	1,183,282
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.689%, 3/25/2035 (a)	20,399,981	18,139,418
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.699%, 1/25/2036 (a)	5,618,839	4,832,094
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 0.659%, 12/25/2036 (a)	6,675,719	5,724,329
IMPAC CMB Trust, Series 2005-4, Class 1A1A, 0.979%, 5/25/2035 (a)	201,102	184,230
IMPAC CMB Trust, Series 2005-5, Class A4, 1.199%, 8/25/2035 (a)	6,636,368	5,417,446
IMPAC CMB Trust, Series 2005-6, Class 1A2, 0.719%, 10/25/2035 (a)	5,574,489	4,521,925
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.939%, 10/25/2035 (a)	21,383,601	17,773,494
IMPAC CMB Trust, Series 2005-7, Class A2, 0.719%, 11/25/2035 (a)	4,827,801	3,971,629
IMPAC CMB Trust, Series 2005-7, Class A1, 0.959%, 11/25/2035 (a)(c)	37,782,788	30,199,707
IMPAC Secured Assets Trust, Series 2005-2, Class A2C, 0.719%, 3/25/2036 (a)	5,568,439	4,050,627
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 0.609%, 8/25/2036 (a)	13,689,642	10,398,570
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 0.719%, 8/25/2036 (a)	7,684,584	5,519,598
IMPAC Secured Assets Trust, Series 2006-4, Class A2B, 0.609%, 1/25/2037 (a)	1,426,476	1,192,899
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 0.629%, 1/25/2037 (a)	8,716,842	6,102,461
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 0.819%, 5/25/2037 (a)	7,047,662	5,203,105
IMPAC Secured Assets Trust, Series 2007-3, Class A1C, 0.799%, 9/25/2037 (a)	27,536,700	18,609,907
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 1.239%, 11/25/2034 (a)	1,178,429	985,929
IndyMac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 3.130%, 4/25/2035 (a)	4,030,239	3,792,391
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 2.227%, 7/25/2035 (a)(d)	58,914,763	4,857,522
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 2.787%, 9/25/2035 (a)	12,396,201	10,368,021
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 2.787%, 9/25/2035 (a)(c)	18,575,613	15,806,937
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 3.022%, 11/25/2035 (a)	4,137,088	3,834,700
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.173%, 11/25/2035 (a)	800,589	730,357
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 2.839%, 12/25/2035 (a)	1,191,473	894,962
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 3.843%, 6/25/2036 (a)	2,002,277	1,862,091
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A3, 4.419%, 7/25/2036 (a)	7,280,525	6,030,706
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 4.419%, 7/25/2036 (a)	678,164	583,826
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A1, 0.569%, 10/25/2036 (a)	1,982,437	1,612,031
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 0.639%, 10/25/2036 (a)	10,519,137	8,701,452
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, 0.749%, 10/25/2036 (a)	20,338,018	13,549,371
IndyMac Index Mortgage Loan Trust, Series 2006-AR29, Class A2, 0.519%, 11/25/2036 (a)	587,187	450,472
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 1A1, 3.073%, 5/25/2037 (a)	3,206,886	1,984,197
IndyMac Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.629%, 9/25/2046 (a)	9,280,818	7,233,126
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.371%, 1/26/2036 (a)(b)	2,713,441	2,613,394
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 0.709%, 5/25/2036 (a)	3,426,511	2,562,156
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A5, 6.000%, 12/25/2036 (a)	42,529,118	30,902,465
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 4.033%, 6/15/2029 (a)(b)	1,000,000	968,915
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INMZ, Class M, 6.661%, 6/15/2029 (Acquired 10/30/2015, Cost $4,988,822) (a)(e)	5,000,000	4,881,025
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class B, 2.713%, 11/15/2031 (a)(b)	1,300,000	1,299,975
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A, 1.683%, 1/15/2032 (a)(b)	8,000,000	7,977,928
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, 3.733%, 1/15/2032 (a)(b)	9,500,000	9,382,608
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class B, 5.451%, 9/12/2037 (a)	10,000,000	9,701,650
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 5.141%, 12/15/2046 (a)(b)	10,000,000	9,065,530

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047 (a)	10,000,000	9,495,980
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class E, 4.564%, 12/15/2047 (a)(b)	5,000,000	4,584,580
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.207%, 2/15/2051 (a)	4,357,000	4,290,708
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 2.739%, 8/25/2035 (a)	33,891	31,682
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A2, 2.668%, 11/25/2035 (a)	47,192	8,370
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 2.668%, 11/25/2035 (a)	1,202,639	1,123,747
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.670%, 11/25/2035 (a)	497,704	460,844
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	3,802,313	3,568,398
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.863%, 2/25/2036 (a)	632,951	541,809
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 2.782%, 10/25/2036 (a)	2,673,513	2,283,485
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 5.132%, 10/25/2036 (a)	956,372	836,358
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 4.621%, 6/25/2037 (a)	5,644,351	5,184,783
JP Morgan Resecuritization Trust, Series 2010-6, Class 3A8, 2.708%, 3/26/2034 (a)(b)	1,271,819	1,070,596
JP Morgan Resecuritization Trust, Series 2010-8, Class 1A4, 2.913%, 6/26/2045 (a)(b)	9,959,240	8,927,274
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.713%, 9/15/2047 (a)(b)	8,000,000	6,276,872
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.074%, 11/15/2047 (a)(b)	2,590,000	2,002,883
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.772%, 8/15/2048 (a)	10,000,000	9,243,520
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.248%, 4/15/2041 (Acquired 7/10/2014 through 9/15/2014, Cost $5,076,297) (a)(e)(h)	5,037,346	3,274,275
Lehman XS Trust, Series 2007-7N, Class 2A2A, 0.639%, 6/25/2047 (a)(c)	21,272,213	14,049,340
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 2.434%, 10/1/2020 (a)(b)	9,455,839	9,304,772
Luminent Mortgage Trust, Series 2006-5, Class A1A, 0.629%, 7/25/2036 (a)(c)	41,711,172	27,457,422
Luminent Mortgage Trust, Series 2006-5, Class X, 2.244%, 7/25/2036 (a)(d)	1,221,781	57,821
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 0.599%, 11/25/2036 (a)	761,229	610,482
Luminent Mortgage Trust, Series 2006-2, Class X, 2.128%, 2/25/2046 (a)(d)	63,730,493	3,917,577
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.639%, 10/25/2046 (a)	23,715,685	20,148,348
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3AX, 0.399%, 9/25/2033 (a)(d)	7,761,791	136,111
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 3.067%, 12/25/2034 (a)	36,957	34,245
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 2.714%, 1/25/2035 (a)	605,048	582,395
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.810%, 3/25/2035 (a)	2,617,598	2,546,119
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 2.727%, 6/25/2035 (a)	1,340,143	1,234,435
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.447%, 7/25/2035 (a)	474,001	411,013
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 2.964%, 12/25/2035 (a)	17,046,281	13,593,369
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X2, 0.900%, 12/25/2046 (d)	122,687,682	5,381,573
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X1, 0.900%, 12/25/2046 (d)	189,674,097	8,300,897
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class IX3, 0.500%, 1/25/2047 (a)(d)	101,169,425	2,451,032
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 0.589%, 3/25/2047 (a)	2,846,070	2,405,219
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	1,151,621	987,901
Merrill Lynch Alternative Note Asset Trust, Series 2007-A2, Class A2A, 0.639%, 3/25/2037 (a)	7,361,723	3,715,992
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR3, Class A1, 0.629%, 7/25/2047 (a)	4,986,434	3,624,460
Merrill Lynch Alternative Note Asset Trust, Series 20007-OAR5, Class X, 0.800%, 10/25/2047 (a)(d)	211,944,814	7,331,171
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 2.807%, 9/25/2035 (a)	16,928,095	15,261,338
Merrill Lynch-CFC Commercial Mortgage Trust, Series 2006-1, Class B, 5.838%, 2/12/2039 (a)	2,500,000	2,513,278
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class E, 4.812%, 11/15/2045 (a)(b)	5,000,000	4,737,435
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.436%, 2/15/2046 (a)(b)(c)	10,000,000	8,998,230
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.993%, 2/15/2047 (a)(b)	5,000,000	4,464,185
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 5.059%, 4/15/2047 (a)(b)	10,000,000	9,273,090
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.916%, 6/15/2047 (a)(b)	10,500,000	9,009,914
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class C, 4.609%, 8/15/2047 (a)(g)	10,000,000	10,069,890
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.499%, 5/15/2048 (a)	3,500,000	3,094,742
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.912%, 5/15/2049	7,500,000	7,422,510
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class C, 6.061%, 10/15/2042 (Acquired 2/5/2016, Cost $1,872,803) (a)(e)(h)	2,000,000	1,870,000
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	6,000,000	5,621,352
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ, 5.438%, 3/15/2044 (c)	10,000,000	8,460,560
Morgan Stanley Capital I Trust, Series 2016-PSQ, Class C, 3.954%, 12/10/2047 (a)(b)	5,000,000	4,642,555
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AM, 5.865%, 4/15/2049 (a)(c)	10,000,000	10,012,170
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AMFX, 5.865%, 4/15/2049 (a)(c)	4,700,000	4,705,720
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJFX, 6.298%, 12/12/2049 (a)	2,000,000	1,902,674
Morgan Stanley Mortgage Loan Trust, Series 2005-AR3, Class 1A, 2.904%, 7/25/2035 (a)(c)	20,710,896	16,600,446
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.719%, 1/25/2036 (a)	1,928,702	1,396,461
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 0.689%, 3/25/2036 (a)	8,822,941	6,661,744

Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 0.699%, 3/25/2036 (a)	3,647,919	2,682,807
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.003%, 3/25/2036 (a)(g)	18,030,057	14,523,283
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.003%, 3/25/2036 (a)	3,656,316	2,942,592
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 2.604%, 6/25/2037 (a)	416,489	271,965
Morgan Stanley Mortgage Loan Trust, Series 2007-13, Class 6A1, 6.000%, 10/25/2037	4,705,018	3,721,143
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (a)	2,436,237	1,678,716
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.623%, 2/26/2037 (a)(b)	15,215,299	11,362,329
MortgageIT Trust, Series 2006-1, Class 1A2, 0.639%, 4/25/2036 (a)	2,969,732	2,193,124
MortgageIT Trust, Series 2006-1, Class 2A1A, 0.649%, 4/25/2036 (a)	7,142,286	6,075,871
Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/5/2020 (b)	4,980,543	4,845,470
Motel 6 Trust, Series 2015-MTL6, Class F, 5.000%, 2/5/2030 (b)	5,000,000	4,604,820
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 3.042%, 8/25/2035 (a)	6,708,943	6,649,167
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.094%, 2/25/2036 (a)	1,774,897	1,428,400
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-WF1, Class A6, 5.840%, 6/25/2036 (a)	1,806,571	1,006,755
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 0.599%, 10/25/2036 (a)	3,174,487	2,357,853
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 0.609%, 12/25/2036 (a)	454,045	341,767
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A1A, 0.609%, 12/25/2036 (a)	17,683,496	13,201,296
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 0.693%, 1/26/2036 (a)(b)	7,037,372	5,677,660
NRTL Trust, Series 2015-1, Class A, 5.000%, 4/25/2018 (b)	3,339,870	3,226,047
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.599%, 2/25/2037 (a)	6,065,033	4,949,522
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 0.989%, 5/25/2037 (a)	11,194,968	7,556,749
Pretium Mortgage Credit Partner, Series 2016-NPL3, Class A1, –%, 10/25/2054 (b)	7,953,000	7,953,000
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.939%, 10/25/2035 (a)	94,556	84,452
RAIT Trust, Series 2015-FL5, Class A, 2.533%, 1/15/2031 (a)(b)	1,000,000	985,694
RAIT Trust, Series 2014-FL2, Class B, 2.583%, 5/13/2031 (a)(b)	750,000	749,423
RAIT Trust, Series 2015-FL4, Class B, 2.733%, 12/15/2031 (a)(b)	491,609	491,658
RAIT Trust, Series 2015-FL4, Class D, 4.683%, 12/15/2031 (a)(b)	2,949,513	2,949,758
Residential Accredit Loans, Inc. Trust, Series 2005-QS3, Class 1A21, 0.939%, 3/25/2035 (a)	4,025,936	2,612,615
Residential Accredit Loans, Inc. Trust, Series 2005-QA4, Class A31, 3.334%, 4/25/2035 (a)	7,828,837	7,117,556
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	5,129,539	4,547,850
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A6, 5.500%, 6/25/2035	4,960,260	4,544,754
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 0.939%, 7/25/2035 (a)	724,387	605,965
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 3.370%, 7/25/2035 (a)	922,752	743,738
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.789%, 8/25/2035 (a)	9,400,087	7,160,873
Residential Accredit Loans, Inc. Trust, Series 2005-QA9, Class CB3, 3.321%, 8/25/2035 (a)	8,491,126	7,615,658
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	14,428,128	12,934,874
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A3, 5.500%, 8/25/2035	2,038,233	1,929,018
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	13,528,249	10,085,986
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 1.139%, 11/25/2035 (a)	1,710,176	1,240,561
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 3.766%, 12/25/2035 (a)	6,214,345	5,196,590
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	3,735,971	3,218,214
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 1.349%, 1/25/2036 (a)	16,084,580	11,937,799
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 0.939%, 2/25/2036 (a)	13,754,938	9,424,457
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 0.939%, 2/25/2036 (a)	1,387,799	956,769
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 1.139%, 2/25/2036 (a)	12,964,514	9,001,975
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.439%, 2/25/2036 (a)	2,341,864	1,632,422
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	4,672,800	4,057,616
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.839%, 3/25/2036 (a)	5,825,155	3,975,540
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 1.139%, 3/25/2036 (a)	10,176,826	7,036,807
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	5,545,756	4,929,517
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	3,652,849	2,973,419
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	5,218,940	4,390,501
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	1,450,994	1,183,961
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 0.629%, 7/25/2036 (a)	5,536,906	4,194,146
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	4,930,127	3,994,256
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.629%, 8/25/2036 (a)	13,457,648	10,177,427
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A5, 0.739%, 8/25/2036 (a)	2,759,314	1,753,094
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	480,041	382,076
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	6,927,942	5,549,025
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	5,234,647	4,282,250
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	7,473,984	6,008,007

Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	678,872	557,099
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	886,139	727,188
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	967,763	780,017
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	9,774,149	8,166,350
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.739%, 11/25/2036 (a)	5,283,255	3,291,357
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,428,837	1,191,762
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	2,773,466	2,344,320
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 0.624%, 12/25/2036 (a)	4,391,637	3,231,059
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	6,885,408	5,688,380
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 1A4, 6.250%, 12/25/2036	7,917,414	6,504,916
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 0.989%, 1/25/2037 (a)	2,655,223	1,738,821
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	5,321,002	4,261,926
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A4, 6.250%, 1/25/2037	3,053,974	2,491,499
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.334%, 2/25/2037 (a)(d)	74,314,348	1,087,368
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 3A4, 6.000%, 3/25/2037	8,817,197	7,525,037
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 0.769%, 4/25/2037 (a)	7,597,625	4,660,619
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 0.539%, 5/25/2037 (a)	3,386,115	2,520,685
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 0.629%, 5/25/2037 (a)	11,429,660	8,389,416
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,898,075	1,563,906
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	2,211,091	1,809,985
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class AXP, 0.250%, 12/25/2046 (a)(d)	133,288,231	1,546,543
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	7,011,609	6,872,239
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.306%, 4/25/2035 (a)(d)	40,675,714	557,705
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	4,213,417	3,690,654
Residential Asset Securitization Trust, Series 2005-A11, Class 1AX, 0.306%, 10/25/2035 (a)(d)	53,855,663	765,989
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.889%, 10/25/2035 (a)	4,763,746	3,872,520
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	4,706,252	4,292,619
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 0.889%, 11/25/2035 (a)	1,395,505	1,115,015
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 3.410%, 2/25/2036 (a)	3,395,470	3,139,812
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	211,352	196,590
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	1,815,260	1,607,411
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	5,814,524	5,259,470
Residential Funding Mortgage Securities Trust, Series 2007-S6, Class 2A5, 0.939%, 6/25/2037 (a)	3,506,759	2,824,017
Resource Capital Corp., Series 2015-CRE3, Class A, 1.833%, 3/15/2032 (a)(b)	9,661,184	9,609,951
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 1.949%, 8/20/2034 (a)	150,554	144,386
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 2.691%, 7/20/2037 (a)	419,937	335,109
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 2.873%, 1/20/2038 (a)	1,406,764	1,184,857
Sequoia Mortgage Trust, Series 2013-3, Class A2, 2.500%, 3/25/2043 (a)	7,822,094	7,666,927
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (b)(d)	10,788,443	129,908
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 4.483%, 10/20/2046 (a)	8,362,795	7,801,944
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 2.657%, 2/25/2035 (a)	611,838	543,771
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.704%, 2/25/2035 (a)	339,928	310,337
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.742%, 2/25/2035 (a)	6,323,489	5,734,165
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 2.849%, 3/25/2035 (a)	3,378,221	3,037,460
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 0.901%, 5/25/2035 (a)(d)	95,414,755	2,883,911
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 2.777%, 5/25/2035 (a)	7,266,953	6,643,718
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.150%, 8/25/2035 (a)	8,001,819	7,317,768
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 2.757%, 9/25/2035 (a)	20,409,890	17,246,541
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.780%, 9/25/2035 (a)	2,166,415	1,903,233
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 2.879%, 10/25/2035 (a)	21,089,151	17,200,206
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.659%, 5/25/2037 (a)	8,779,137	7,044,845
Structured Asset Mortgage Investments II Trust, Series 2005-AR3, Class 1X, 1.984%, 8/25/2035 (a)(d)	40,653,683	2,458,166
Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5X1, 1.150%, 3/25/2046 (a)(d)	30,499,926	943,698
Structured Asset Mortgage Investments II Trust, Series 2007-AR7, Class 1X1, 1.457%, 8/25/2047 (a)(d)	161,217,080	5,432,210
Structured Asset Mortgage Investments II Trust, Series 2007-AR6, Class A1, 1.877%, 8/25/2047 (a)(c)	19,797,456	16,290,871
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.543%, 3/25/2033 (a)	68,906	66,067
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	508,250	479,777
Structured Asset Securities Corp. Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	3,186,079	2,964,761
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 3.880%, 7/25/2036 (a)	4,930,844	1,974,645
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 5.123%, 8/10/2049 (a)(b)	2,000,000	2,090,450
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.889%, 5/10/2063 (a)(b)	7,000,000	6,022,576

Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AJ, 5.413%, 12/15/2043 (a)(g)	15,000,000	14,779,290
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, 6.241%, 6/15/2045 (a)	7,705,000	7,660,889
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class B, 5.672%, 10/15/2048 (a)	7,250,000	7,155,511
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B, 5.889%, 6/15/2049 (a)	3,500,000	3,413,372
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 6.147%, 2/15/2051 (a)	2,000,000	1,892,518
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class B, 6.147%, 2/15/2051 (a)	5,000,000	5,056,280
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 0.589%, 8/25/2036 (a)	36,900,640	22,807,916
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.519%, 1/25/2037 (a)	3,507,348	2,351,007
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 0.619%, 1/25/2037 (a)	5,933,108	4,034,549
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S12, Class 3A, 5.000%, 11/25/2018	360,358	358,395
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 3A1, 2.441%, 1/25/2036 (a)	5,840,497	5,486,511
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A4, 2.457%, 10/25/2036 (a)	8,382,156	7,376,188
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.191%, 11/25/2036 (a)	2,394,223	2,065,206
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A3, 4.209%, 2/25/2037 (a)	14,066,451	13,075,948
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 2A1, 2.240%, 7/25/2037 (a)	617,953	484,435
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A1, 4.397%, 7/25/2037 (a)	14,116,231	12,039,211
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class X, 1.493%, 7/25/2045 (a)(d)	47,304,059	2,792,595
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR1, Class X, 0.498%, 1/25/2046 (a)(d)	155,598,916	3,405,127
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 1XPP, 0.510%, 9/25/2046 (a)(d)	150,578,741	2,712,525
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-3, Class 1CB3, 0.889%, 5/25/2035 (a)	5,899,956	4,362,923
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB9, 0.839%, 6/25/2035 (a)	136,066	101,202
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-AR1, Class A1A, 0.699%, 12/25/2035 (a)	1,045,095	839,714
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-10, Class 4CB1, 5.750%, 12/25/2035	796,580	737,748
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-11, Class A2, 5.750%, 1/25/2036	5,609,890	5,042,932
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR1, Class X2, 1.260%, 2/25/2036 (a)(d)	31,014,803	1,726,749
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A1, 0.559%, 10/25/2036 (a)	17,461,643	9,656,394
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A5, 6.126%, 10/25/2036 (a)	12,340,956	7,895,287
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-HY1, Class A2A, 0.599%, 2/25/2037 (a)	12,844,862	9,336,776
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-HY1, Class A3A, 0.669%, 2/25/2037 (a)	12,925,866	9,633,686
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OC2, Class A3, 0.749%, 6/25/2037 (a)	3,703,368	2,979,319
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR3, Class A1A, 1.347%, 5/25/2046 (a)	14,136,021	10,446,619
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class DXPP, 0.705%, 7/25/2046 (a)(d)	57,575,095	1,810,622
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR6, Class 2XPP, 0.521%, 8/25/2046 (a)(d)	128,756,531	2,555,045
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR8, Class 3X1, 1.148%, 10/25/2046 (a)(d)	40,312,398	1,846,469
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR8, Class 2A, 1.227%, 10/25/2046 (a)	21,374,992	15,213,928
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR9, Class CX2P, 1.117%, 11/25/2046 (a)(d)	119,044,839	5,040,120
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class CX2P, 0.937%, 1/24/2047 (a)(d)	151,801,327	5,623,328
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OC1, Class A1, 0.679%, 1/25/2047 (a)	9,056,405	6,729,779
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OC1, Class A4, 0.759%, 1/25/2047 (a)	8,664,709	6,458,804
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA5, Class XPPP, 0.600%, 5/25/2047 (a)(d)	178,125,034	2,864,072
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 2.769%, 12/28/2037 (a)	627,959	540,299
Wells Fargo Mortgage Backed Securities Trust, Series 2003-L, Class 1A4, 2.636%, 11/25/2033 (a)	22,453	22,250
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 2.740%, 10/25/2035 (a)	1,019,746	493,135
Wells Fargo Mortgage Backed Securities Trust, Series 2005-8, Class A1, 5.500%, 10/25/2035	16,153	16,476
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 2.758%, 8/25/2036 (a)	1,394,068	1,271,040
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 6.067%, 10/25/2036 (a)	3,540,229	3,321,730
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.250%, 7/25/2037	7,080	6,849
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,550,080	1,448,241
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class G, 3.453%, 11/15/2029 (a)(b)	6,427,417	5,928,649
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.424%, 6/15/2044 (a)(b)	8,704,568	8,606,720
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 4.132%, 6/15/2046 (a)(b)	8,470,000	7,811,000
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.296%, 12/15/2046 (a)(b)	8,229,000	7,586,718
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/15/2047 (a)	5,000,000	4,972,080

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - (Cost $2,941,373,328)		2,812,903,711

Corporate Obligations — 5.28%
Banks — 5.28%
Avidbank Holdings, Inc., 6.875%, 11/15/2025 (a)(b)	8,000,000	7,960,000
Banc of California, Inc., 5.250%, 4/15/2025	14,750,000	14,922,619
Bank of America Corp., 6.250%, 9/29/2049 (a)	994,000	998,970
Bank of Commerce Holdings, 6.875%, 12/10/2025 (a)(b)	9,000,000	9,000,000

Brand Group Holdings, Inc., 8.500%, 6/27/2024 (b)	10,000,000	9,975,000
Cadence Financial Corp., 6.500%, 3/11/2025 (a)(b)	6,000,000	5,351,250
Capital Bancorp., Inc., 6.950%, 12/1/2025 (Acquired 11/16/2015 through 3/9/2016, Cost $6,238,336) (a)(e)	6,250,000	6,250,000
Citigroup, Inc., 5.900%, 12/29/2049 (a)	995,000	995,000
ConnectOne Bancorp, Inc., 5.750%, 7/1/2025 (a)	10,750,000	10,803,750
Empire Bancorp., Inc., 7.375%, 12/17/2025 (Acquired 12/16/2015, Cost $7,500,000) (e)	7,500,000	7,462,500
EverBank Financial Corp., 5.750%, 7/2/2025	7,000,000	7,075,789
Everbank Financial Corp., 6.000%, 3/15/2026 (a)	4,000,000	4,034,012
Fidelity Bank, 5.875%, 5/31/2030 (a)	16,000,000	16,080,000
Financial Institutions, Inc., 6.000%, 4/15/2030 (a)	6,000,000	6,030,000
First NBC Bank Holding Co., 5.750%, 2/18/2025	13,500,000	13,793,720
First Priority Bank, 7.000%, 11/30/2025 (b)	6,000,000	5,985,000
Franklin Financial Network, Inc., 6.875%, 3/30/2026 (a)	4,750,000	4,809,375
Goldman Sachs Capital II, 4.000%, 6/1/2043 (a)	529,500	382,881
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	24,700,000	26,182,000
Midland States Bancorp., Inc., 6.500%, 6/18/2025	15,000,000	15,000,000
NexBank Capital, Inc., 5.500%, 3/16/2026 (b)	1,000,000	1,005,000
Noah Bank, 9.000%, 4/17/2025 (Acquired 4/15/2015 through 3/9/2016, Cost $4,519,833) (e)	4,500,000	4,488,750
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (Acquired 11/13/2015 through 3/9/2016, Cost $7,467,533) (e)	7,500,000	7,500,000
Plaza Bancorp., 7.125%, 6/26/2025 (b)	5,000,000	4,962,500
Synovus Financial Corp., 5.750%, 12/15/2025 (a)	13,000,000	13,260,000
RBB Bancorp., 6.500%, 3/31/2026	6,000,000	6,000,000
United Financial Bancorp., Inc., 5.750%, 10/1/2024	13,700,000	14,111,000
USAmeriBancorp., Inc., 6.250%, 4/1/2026 (b)	1,000,000	1,005,000
Your Community Bank, 6.250%, 12/15/2025 (a)	6,000,000	6,030,000

TOTAL CORPORATE OBLIGATIONS - (Cost $229,118,639)		231,454,116

Mortgage Backed Securities - U.S. Government Agency Issues — 5.67%
Federal Home Loan Mortgage Corp., Series KJ02, Class A2, 2.597%, 9/25/2020	500,000	517,179
Federal Home Loan Mortgage Corp., Series 2014-KF06, Class B, 4.774%, 11/25/2021 (a)(b)	2,739,286	2,657,915
Federal Home Loan Mortgage Corp., Series 2015-KF08, Class B, 5.283%, 2/25/2022 (a)(b)	8,663,977	8,411,924
Federal Home Loan Mortgage Corp., Series 2015-KF09, Class B, 2.356%, 5/25/2022 (a)(b)	16,737,724	16,598,834
Federal Home Loan Mortgage Corp., Series 2015-K720, Class B, 3.506%, 7/25/2022 (a)(b)	10,000,000	9,173,010
Federal Home Loan Mortgage Corp., Series KF12, Class A, 1.141%, 9/25/2022 (a)	9,990,055	10,037,208
Federal Home Loan Mortgage Corp., Series 2016-KF14, Class B, 9.239%, 1/25/2023 (a)(b)	9,998,115	10,052,898
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M2, 2.639%, 2/25/2024 (a)	3,198,000	3,201,000
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 4.939%, 2/25/2024 (a)	7,802,000	8,071,411
Federal Home Loan Mortgage Corp., Series 2014-HQ2, Class M2, 2.639%, 9/25/2024 (a)	7,000,000	6,961,619
Federal Home Loan Mortgage Corp., Series K052, Class A1, 2.598%, 1/25/2025	5,939,994	6,090,686
Federal Home Loan Mortgage Corp., Series 2015-K44, Class C, 3.685%, 1/25/2025 (a)(b)	5,000,000	4,224,625
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 4.239%, 3/25/2025 (a)	1,650,000	1,669,889
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class M2, 2.383%, 5/25/2025 (a)	5,000,000	4,840,945
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class B, 8.383%, 5/25/2025 (a)	1,993,715	1,970,809
Federal Home Loan Mortgage Corp., Series 2016-K53, Class C, 4.156%, 1/25/2026 (b)	5,000,000	3,873,045
Federal Home Loan Mortgage Corp., Series 2016-K54, Class B, 4.051%, 2/25/2026 (b)	4,000,000	3,708,450
Federal Home Loan Mortgage Corp., Series 2016-K54, Class C, 4.051%, 2/25/2026 (b)	4,500,000	3,463,182
Federal Home Loan Mortgage Corp., Series 2015-DNA2, Class M3, 4.339%, 12/25/2027 (a)	5,000,000	5,095,655
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, 3.089%, 3/25/2028 (a)	5,000,000	5,036,450
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M3, 5.139%, 3/25/2028 (a)	8,000,000	8,019,976
Federal Home Loan Mortgage Corp., Series 2016-DNA1, Class M1, 1.883%, 7/25/2028 (a)	4,405,726	4,413,524
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M2, 3.189%, 9/25/2028 (a)	5,000,000	5,046,015
Federal Home Loan Mortgage Corp., Series 4361, Class AI, 3.500%, 9/15/2041 (d)	2,560,872	353,805
Federal Home Loan Mortgage Corp., Series 4417, Class KI, 1.000%, 12/15/2043 (a)(d)	20,118,710	595,534
Federal Home Loan Mortgage Corp., Series 4417, Class LS, 1.000%, 11/15/2044 (a)(d)	27,958,559	247,349
Federal Home Loan Mortgage Corp., Series 2014-K36, Class C, 4.498%, 12/25/2046 (a)(b)	6,000,000	5,819,700
Federal Home Loan Mortgage Corp., Series 2014-K37, Class C, 4.713%, 1/25/2047 (a)(b)	8,500,000	8,296,825
Federal Home Loan Mortgage Corp., Series 2015-K721, Class C, 3.681%, 11/25/2047 (a)(b)	7,000,000	5,900,902
Federal Home Loan Mortgage Corp., Series 2015-K721, Class B, 3.681%, 11/25/2047 (a)(b)	7,000,000	6,400,597
Federal Home Loan Mortgage Corp., Series 2015-K46, Class C, 3.819%, 4/25/2048 (a)(b)	5,000,000	4,355,120
Federal Home Loan Mortgage Corp., Series 2015-K48, Class B, 3.760%, 8/25/2048 (a)(b)	10,000,000	9,188,450
Federal Home Loan Mortgage Corp., Series 2015-K49, Class B, 3.848%, 10/25/2048 (a)(b)	10,000,000	8,964,790

Federal National Mortgage Association, Series 2015-M4, Class ABV2, 2.369%, 7/25/2022	2,715,706	2,769,240
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.439%, 7/25/2024 (a)	5,000,000	4,758,270
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 5.439%, 11/25/2024 (a)	5,000,000	5,172,645
Federal National Mortgage Association, Series 2015-C02, Class 1M2, 4.439%, 5/25/2025 (a)	6,500,000	6,498,869
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 5.439%, 7/25/2025 (a)	2,500,000	2,575,670
Federal National Mortgage Association, Series 2015-C03, Class 2M2, 5.439%, 7/25/2025 (a)	5,700,000	5,873,628

Federal National Mortgage Association, Series 2015-M17, Class A2, 3.038%, 11/25/2025 (a)	9,900,000	10,233,293
Federal National Mortgage AssociationPool AN0571, 3.100%, 1/1/2026	5,000,000	5,270,945
Federal National Mortgage Association, Series 2016-M4, Class A2, 2.576%, 3/25/2026	5,000,000	5,050,695
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 5.989%, 4/25/2028 (a)	4,000,000	4,158,288
Federal National Mortgage Association, Series 2015-C04, Class 1M2, 6.139%, 4/25/2028 (a)	5,000,000	5,257,835
Federal National Mortgage Association, Series 2015-22, Class IN, 3.000%, 3/25/2044 (d)	14,828,852	1,535,735
Government National Mortgage Association, Series 2012-20, Class CI, 3.500%, 4/20/2035 (d)	10,884,531	596,505
Government National Mortgage Association, Series 2012-7, Class PI, 3.500%, 1/20/2038 (d)	11,203,919	550,908
Government National Mortgage Association, Series 2014-118, Class HI, 4.000%, 3/20/2040 (d)	7,965,166	942,454
Government National Mortgage Association, Series 2014-55, Class IO, 3.500%, 8/20/2041 (d)	20,190,973	1,546,810
Government National Mortgage Association, Series 2012-50, Class IO, 4.000%, 4/20/2042 (d)	2,406,231	399,240
Government National Mortgage Association, Series 2013-37, Class IQ, 4.000%, 2/20/2043 (d)	2,578,591	270,425
Government National Mortgage Association, Series 2014-11, Class IO, 3.500%, 1/20/2044 (d)	10,117,734	1,574,400

TOTAL MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCYISSUES - (Cost $249,039,693)		248,295,176

	Shares
Preferred Stocks — 0.08%
Banks — 0.08%
Morgan Stanley	130,497	2,736,522
Wells Fargo & Co.	23,990	621,101

TOTAL PREFERRED STOCKS (Cost $3,481,416)		3,357,623

	Contracts
Purchased Options — 0.14%
E-mini S&P 500 Option, Expiration: December 2016, Exercise Price $1,850	210	574,875
E-mini S&P 500 Option, Expiration: December 2016, Exercise Price $2,050	954	5,294,700
E-mini S&P 500 Option, Expiration: May 2016, Exercise Price $1,850	550	38,500
E-mini S&P 500 Option, Expiration: May 2016, Exercise Price $1,800	500	21,250
E-mini S&P 500 Option, Expiration: May 2016, Exercise Price $1,775	2,000	65,000

TOTAL PURCHASED OPTIONS - (Cost $14,734,649)		5,994,325

	Shares
Short Term Investments — 7.83%
Money Market Funds — 7.83%
Deutsche Daily Assets Fund, Capital Shares, 0.49% (i)	342,904,324	342,904,324

TOTAL SHORT TERM INVESTMENTS - (Cost $342,904,324)		342,904,324

TOTAL INVESTMENTS — 106.83% (Cost — $4,858,729,437)		4,678,602,359
Liabilities in Excess of Other Assets — (6.83%)		(299,296,581)

NET ASSETS — 100.00%		$4,379,305,778

(a)	Variable or Floating Rate Security. Rate disclosed as of April 30, 2016.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $1,307,908,112 or 29.87% of net assets.
(c)	All or portion of the security has been pledged as collateral in connection with open credit agreements. At April 30, 2016, the value of the securities pledged amounted to $663,796,100.
(d)	Interest Only Security.
(e)	Illiquid security. At April 30, 2016, the value of these securities amounted to $52,922,740 or 1.21% of net assets.
(f)	Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At April 30, 2016, the value of these securities amounted to $2,401,537 or 0.05% of net assets.
(g)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. On April 30, 2016, securities valued at $53,151,045 were pledged as collateral for reverse repurchase agreements.
(h)	As of April 30, 2016, the Fund has fair valued this security.
(i)	Rate disclosed is the seven day yield as of April 30, 2016.

The cost basis of investments for federal income tax purposes at April 30, 2016 was as follows*:

Cost of investments	$4,858,729,437

Gross unrealized appreciation	38,542,248
Gross unrealized depreciation	(218,669,326)

Net unrealized depreciation	$(180,127,078)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Angel Oak Multi-Strategy Income Fund

Schedule of Open Futures Contracts

April 30, 2016 (Unaudited)

Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Appreciation / (Depreciation)
U.S. 5 Year Note Future	June 2016	(240)	$(29,019,375)	$79,013
90 Day Euro$ Future	June 2016	(1,726)	(428,587,375)	(452,429)
5 Year ERIS Aged Standard Swap Future	June 2021	139	13,422,174	61,299
5 Year ERIS Aged Standard Swap Future	December 2019	391	36,500,046	(1,777,054)
5 Year ERIS Aged Standard Swap Future	June 2020	753	70,802,105	(2,621,828)
5 Year ERIS Aged Standard Swap Future	September 2020	915	86,353,948	(2,820,356)
5 Year ERIS Aged Standard Swap Future	December 2020	107	10,266,950	(144,788)
5 Year ERIS Aged Standard Swap Future	March 2021	106	10,204,026	(72,435)
7 Year ERIS Aged Standard Swap Future	September 2021	16	1,416,859	(120,973)
7 Year ERIS Aged Standard Swap Future	December 2021	74	6,711,852	(588,728)
7 Year ERIS Aged Standard Swap Future	March 2022	3	273,439	(16,136)
7 Year ERIS Aged Standard Swap Future	December 2022	242	22,793,375	(773,460)
10 Year ERIS Aged Standard Swap Future	September 2023	20	1,745,264	(57,570)
10 Year ERIS Aged Standard Swap Future	December 2024	1,887	160,543,318	(20,992,376)
10 Year ERIS Aged Standard Swap Future	June 2025	235	20,810,754	(1,948,886)
10 Year ERIS Aged Standard Swap Future	September 2025	578	51,496,910	(3,581,866)
10 Year ERIS Aged Standard Swap Future	December 2025	138	12,695,282	(532,787)
10 Year ERIS Aged Standard Swap Future	March 2026	107	9,894,472	15,677
10 Year ERIS Aged Standard Swap Future	June 2026	162	15,435,117	58,426

				$(36,287,257)

Angel Oak Multi-Strategy Income Fund

Schedule of Open Reverse Repurchase Agreements

April 30, 2016 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Bank of America Merrill Lynch	2.390%	04/28/2016	05/31/2016	$7,447,280	$7,431,000
Bank of America Merrill Lynch	2.140%	04/28/2016	05/31/2016	6,717,151	6,704,000
BNP Paribas	2.035%	04/28/2016	05/27/2016	1,953,197	1,950,000
Goldman Sachs	1.991%	04/19/2016	05/19/2016	4,233,012	4,226,000
RBC Capital Markets	1.862%	02/11/2016	06/09/2016	11,829,370	11,757,000

					$32,068,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Multi-Strategy Income Fund

Credit Default Swaps on Indices - Sell Protection (a)

April 30, 2016 (Unaudited)

Reference Obligation	Implied Credit Spread at April 30, 2016 (b)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount (c)	Fair Value	Upfront Premiums Received	Unrealized Appreciation
CDX High Yield CDSI S23	1.45%	5.000%	12/20/2019	Goldman Sachs & Co.	$20,000,000	$2,456,088	$2,200,515	$255,573

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer on an index swap an amount equal to the proportion of defaulted securities in the index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occured for the referenced entity or obligation.
(c)	The maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs as defined in the terms of that particular swap agreement.

Angel Oak High Yield Opportunities Fund

Schedule of Investments

April 30, 2016 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities — 1.24%
US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	$467,843	$482,463

TOTAL ASSET-BACKED SECURITIES - (Cost $467,843)		482,463

	Shares
Common Stocks — 0.11%
Energy — 0.11%
Calumet Specialty Products Partners LP	9,500	43,700

TOTAL COMMON STOCKS - (Cost $218,222)		43,700

	Principal Amount
Corporate Obligations — 92.43%
Basic Materials — 9.03%
Blue Cube Spinco, Inc., 9.750%, 10/15/2023 (a)	$250,000	286,562
Cascades, Inc., 5.750%, 7/15/2023 (a)(b)	250,000	239,375
Consolidated Energy Finance SA, 6.750%, 10/15/2019 (a)(b)	550,000	522,500
FMG Resources Ltd., 9.750%, 3/1/2022 (a)(b)	250,000	264,075
Hexion, Inc., 6.625%, 4/15/2020	900,000	758,250
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (a)	250,000	256,563
Kissner Milling Co. Ltd., 7.250%, 6/1/2019 (a)(b)	1,000,000	990,000
Tronox Finance LLC, 7.500%, 3/15/2022 (a)	250,000	208,750

		3,526,075

Communications — 14.73%
Cable One, Inc., 5.750%, 6/15/2022 (a)	150,000	154,500
Cablevision Systems Corp., 8.625%, 9/15/2017	400,000	425,500
CenturyLink, Inc., 5.625%, 4/1/2020	100,000	103,125
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (a)	500,000	515,000
DigitalGlobe, Inc., 5.250%, 2/1/2021 (a)	590,000	536,162
Frontier Communications Corp., 11.000%, 9/15/2025 (a)	1,500,000	1,520,625
GCI, Inc., 6.750%, 6/1/2021	96,000	97,440
Intelsat Jackson Holdings SA, 7.250%, 10/15/2020 (b)	250,000	183,437
Sprint Capital Corp., 6.875%, 11/15/2028	575,000	429,813
T-Mobile USA, Inc., 6.250%, 4/1/2021	250,000	261,563
T-Mobile USA, Inc., 6.500%, 1/15/2024	500,000	534,375
Windstream Services LLC, 7.875%, 11/1/2017	250,000	263,338
Windstream Services LLC, 7.500%, 6/1/2022	250,000	206,250
Zayo Group LLC / Zayo Capital, Inc., 10.125%, 7/1/2020	488,000	520,635

		5,751,763

Consumer, Cyclical — 10.85%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7.000%, 5/20/2022	600,000	636,750
Dana Holding Corp., 5.500%, 12/15/2024	250,000	244,375
Dollar Tree, Inc., 5.750%, 3/1/2023 (a)	250,000	268,200
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/2023 (a)	200,000	187,500
First Cash Financial Services, Inc., 6.750%, 4/1/2021	500,000	500,000
Goodyear Tire & Rubber Co., 7.000%, 5/15/2022	100,000	108,250
MGM Resorts International, 7.750%, 3/15/2022	375,000	420,469

MPG Holdco I, Inc., 7.375%, 10/15/2022	400,000	402,000
Tenneco, Inc., 6.875%, 12/15/2020	240,000	249,309
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,000,000	1,010,000
Wolverine World Wide, Inc., 6.125%, 10/15/2020	200,000	208,250

		4,235,103

Consumer, Non-cyclical — 6.02%
Ashtead Capital, Inc., 5.625%, 10/1/2024 (a)	200,000	209,000
Cenveo Corp., 6.000%, 8/1/2019 (a)	750,000	585,000
Dean Foods Co., 6.500%, 3/15/2023 (a)	500,000	526,250
HealthSouth Corp., 5.750%, 9/15/2025	250,000	259,875
JBS USA LLC / JBS USA Finance, Inc., 7.250%, 6/1/2021 (a)	95,000	97,850
Midas Intermediate Holdco II LLC / Mida Intermediate Holdco II Finance, Inc., 7.875%, 10/1/2022 (a)	150,000	142,875
Vector Group Ltd., 7.750%, 2/15/2021	500,000	528,750

		2,349,600

Energy — 15.79%
Antero Resources Corp., 5.625%, 6/1/2023	500,000	487,500
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.500%, 4/15/2021	900,000	625,500
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.750%, 2/1/2022	163,000	147,955
Hilcorp Energy I LP / Hilcorp Finance Co., 5.750%, 10/1/2025 (a)	250,000	236,875
Parker Drilling Co., 7.500%, 8/1/2020	300,000	250,500
PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023 (a)	250,000	244,062
Regency Energy Partners LP / Regency Energy Finance Corp., 5.500%, 4/15/2023	500,000	473,318
Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	1,500,000	1,526,250
Shelf Drilling Holdings Ltd., 8.625%, 11/1/2018 (a)(b)	1,000,000	715,000
SM Energy Co., 6.500%, 11/15/2021	100,000	93,500
Tesoro Corp., 5.375%, 10/1/2022	415,000	417,594
Transocean, Inc., 3.000%, 10/15/2017 (b)	250,000	241,250
Transocean, Inc., 6.000%, 3/15/2018 (b)	500,000	477,500
Williams Partners LP / ACMP Finance Corp., 4.875%, 5/15/2023	250,000	229,783

		6,166,587

Financial — 15.20%
Aircastle Ltd., 5.125%, 3/15/2021 (b)	200,000	212,250
Aircastle Ltd., 5.500%, 2/15/2022 (b)	250,000	267,187
Alliance Data Systems Corp., 6.375%, 4/1/2020 (a)	250,000	257,813
Credit Acceptance Corp., 7.375%, 3/15/2023	500,000	476,250
International Lease Finance Corp., 6.250%, 5/15/2019	250,000	271,875
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/2020 (a)	1,000,000	927,500
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/2021 (a)	500,000	454,375
JPMorgan Chase & Co., 6.000%, 12/29/2049 (c)	500,000	512,550
Navient Corp., 5.500%, 1/25/2023	800,000	723,000
NewStar Financial, Inc., 7.250%, 5/1/2020	1,000,000	933,750
Ocwen Financial Corp., 6.625%, 5/15/2019	500,000	385,000
Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023 (b)	500,000	512,188

		5,933,738

Health Care — 1.16%
HealthSouth Corp., 7.750%, 9/15/2022	434,000	453,530

		453,530

Industrial — 16.23%
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (a)(b)	250,000	258,125
Berry Plastics Corp., 6.000%, 10/15/2022 (a)	100,000	105,000
Bombardier, Inc., 6.125%, 1/15/2023 (a)(b)	500,000	437,500
Bombardier, Inc., 7.500%, 3/15/2025 (a)(b)	250,000	225,000
General Cable Corp., 5.750%, 10/1/2022	600,000	541,500
Griffon Corp., 5.250%, 3/1/2022	750,000	756,562
Hornbeck Offshore Services, Inc., 5.875%, 4/1/2020	500,000	326,250
Jack Cooper Holdings Corp., 9.250%, 6/1/2020 (a)	250,000	158,750
OPE KAG Finance Sub, Inc., 7.875%, 7/31/2023 (a)	1,000,000	1,027,500
PaperWorks Industries, Inc., 9.500%, 8/15/2019 (a)	1,000,000	920,000
Techniplas LLC, 10.000%, 5/1/2020 (a)	1,000,000	705,000
Waterjet Holdings, Inc., 7.625%, 2/1/2020 (a)	600,000	602,250
Zebra Technologies Corp., 7.250%, 10/15/2022	250,000	271,900

		6,335,337

Technology — 2.54%
Advanced Micro Devices, Inc., 7.750%, 8/1/2020	500,000	407,500
Amkor Technology, Inc., 6.625%, 6/1/2021	600,000	585,000

		992,500

Utilities — 0.88%
NRG Energy, Inc., 6.250%, 7/15/2022	100,000	98,532
NRG Energy, Inc., 6.625%, 3/15/2023	250,000	246,875

		345,407

TOTAL CORPORATE OBLIGATIONS - (Cost $38,105,831)		36,089,640

	Shares
Short Term Investments — 5.31%
Money Market Funds — 5.31%
Deutsche Daily Assets Fund, Capital Shares, 0.49% (d)	2,073,840	2,073,840

TOTAL SHORT TERM INVESTMENTS - (Cost $2,073,840)		2,073,840

TOTAL INVESTMENTS — 99.09% (Cost $40,865,736)		38,689,643
Other Assets in Excess of Liabilities — 0.91%		356,049

NET ASSETS — 100.00%		$39,045,692

(a)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees. At April 30, 2016, the value of these securities amounted to $14,785,538 or 37.87% of net assets.
(b)	U.S. Dollar denominated foreign security.
(c)	Variable or Floating Rate Security. Rate disclosed as of April 30, 2016.
(d)	Rate disclosed is the seven day yield as of April 30, 2016.

The cost basis of investments for federal income tax purposes at April 30, 2016 was as follows*:

Cost of investments	$40,865,736

Gross unrealized appreciation	648,859
Gross unrealized depreciation	(2,824,952)

Net unrealized depreciation	$(2,176,093)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Securities Valuation and Fair Value Measurements (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last sale price at the close of that exchange. Securities traded on the NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports periodically to the Board. The Valuation Oversight Committee has delegated to the Pricing Committee the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. The Pricing Committee reports periodically to the Valuation Oversight Committee.

The following is a summary of the inputs used to value each Fund’s net assets as of April 30, 2016:

Flexible Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$18,038	$—	$18,038
Collateralized Debt Obligations	—	10,287,090	—	10,287,090
Collateralized Loan Obligations	—	98,745,993	—	98,745,993
Collateralized Mortgage Obligations	—	24,637,552	—	24,637,552
Corporate Obligations	—	63,424,798	—	63,424,798
Mortgage-Backed Securities - U.S. Government Agency Issues	—	559,557	—	559,557
Purchased Options	550,800	—	—	550,800
Short Term Investments	19,353,165	—	—	19,353,165

Total	$19,903,965	$197,673,028	$—	$217,576,993

Other Financial Instruments
Futures Contracts*	$(90,267)	$—	$—	$(90,267)
Reverse Repurchase Agreements	—	(2,377,000)	—	(2,377,000)

Total	$(90,267)	$(2,377,000)	$—	$(2,467,267)

Multi-Strategy Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$429,053,649	$—	$429,053,649
Collateralized Debt Obligations	—	20,300,940	—	20,300,940
Collateralized Loan Obligations	—	584,338,495	—	584,338,495
Collateralized Mortgage Obligations	—	2,801,681,936	11,221,775	2,812,903,711
Corporate Obligations	—	231,454,116	—	231,454,116
Mortgage-Backed Securities - U.S. Government Agency Issues	—	248,295,176	—	248,295,176
Preferred Stocks	3,357,623	—	—	3,357,623
Purchased Options	5,994,325	—	—	5,994,325
Short Term Investments	342,904,324	—	—	342,904,324

Total	352,256,272	4,315,124,312	11,221,775	4,678,602,359

Other Financial Instruments
Credit Default Swaps*	$—	$255,573	$—	$255,573
Futures Contracts*	(36,287,256)	—	—	(36,287,256)
Reverse Repurchase Agreements	—	(32,068,000)	—	(32,068,000)

Total	$(36,287,256)	$(31,812,427)	$—	$(68,099,683)

High Yield Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$482,463	$—	$482,463
Common Stocks	43,700	—	—	43,700
Corporate Obligations	—	36,089,640	—	36,089,640
Short Term Investments	2,073,840	—	—	2,073,840

Total	2,117,540	36,572,103	—	38,689,643

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and credit default swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2016, Flexible Income Fund and High Yield Opportunities Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the transfer of securities between Level 2 and Level 3 in Angel Oak Multi-Strategy Income Fund during the reporting period.

Transfers into Level 2	$—
Transfers out of Level 2	9,351,775
Net Transfers out of Level 2	$9,351,775
Transfers into Level 3	$9,351,775
Transfers out of Level 3	—
Net Transfers into Level 3	$9,351,775

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Angel Oak Multi- Strategy Income Fund	Balance as of 01/31/2016	Accrued Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/2016	Net Change in Unrealized Appreciation (Depreciation) on securities held at 04/30/2016
Collateralized Mortgage Obligations	$—	$2,803	$—	$(2,803)	$1,870,000	$—	$9,351,775	$—	$11,221,775	$(2,803)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Angel Oak Multi-Strategy Income Fund	Fair Value as of 04/30/2016	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Collateralized Mortgage Obligations	$6,077,500	Consensus Pricing	Assumptions on Default Rates, Conditional Prepayment Rates, Loss Severity, Expected Yield to Maturity	$93.50	Significant changes in the default rate, conditional prepayment rate, loss severity and expected yield-to-maturity assumptions would result in direct and proportional changes in the fair value of this security.
Collateralized Mortgage Obligations	$3,274,275	Consensus Pricing	Assumptions on Default Rates, Conditional Prepayment Rates, Loss Severity, Expected Yield to Maturity	$65.00	Significant changes in the default rate, conditional prepayment rate, loss severity and expected yield-to-maturity assumptions would result in direct and proportional changes in the fair value of this security.
Collateralized Mortgage Obligations	$1,870,000	Consensus Pricing	Assumptions on Default Rates, Conditional Prepayment Rates, Loss Severity, Expected Yield to Maturity	$93.50	Significant changes in the default rate, conditional prepayment rate, loss severity and expected yield-to-maturity assumptions would result in direct and proportional changes in the fair value of this security.

Derivative Instruments and Hedging Activities at April 30, 2016 (unaudited)

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

The Funds entered into futures and credit default swap contracts to hedge various investments for risk management.

Fair Values of Derivative Instruments in the Funds as of April 30, 2016:

Flexible Income Fund
Derivatives	Type of Derivative Risk	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized depreciation on futures contracts	$(90,267)

The average monthly notional value of long and short futures contracts during the period ended April 30, 2016 was $15,215,706 and ($6,783,155), respectively.

Multi-Strategy Income Fund
Derivatives	Type of Derivative Risk	Asset Derivatives	Value	Liability Derivatives	Value
Futures Contracts	Interest Rate	Unrealized appreciation on futures contracts	$214,415	Unrealized depreciation on futures contracts	$(36,501,672)
Swaps	Credit Contracts	Unrealized appreciation on swap agreements	$255,573	Unrealized depreciation on swap agreements	$—

The average monthly notional value of long and short futures contracts during the period ended April 30, 2016, was $664,634,291 and ($549,771,691), respectively. The average monthly notional value of long and short swap agreements during the period ended April 30, 2016, was $20,000,000 and ($2,500,000), respectively.

Secured Borrowings

The Funds recently adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds’ seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing their rights.

Flexible Income Fund
Reverse Repurchase Agreements and Reverse Repurchase-to-Maturity Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Loan Obligations	$—	$—	$2,377,000	$—	$2,377,000

Total	$—	$—	$2,377,000	$—	$2,377,000

Multi-Strategy Income Fund
Reverse Repurchase Agreements and Reverse Repurchase-to-Maturity Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Loan Obligations	$—	$1,950,000	$—	$—	$1,950,000

Collateralized Mortgage Obligations	—	18,361,000	11,757,000	—	30,118,000

Mortgage-Backed Securities — U.S. Government Agency Issues	—	—	—	—	—

Total	$—	$20,311,000	$11,757,000	$—	$32,068,000

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Funds Trust

By (Signature and Title)	/s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date	June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dory Black
Dory Black, President (Principal Executive Officer)

Date	June 27, 2016

By (Signature and Title)*	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date	June 27, 2016

*	Print the name and title of each signing officer under his or her signature.